UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-04375
Name of Fund:
BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
5/31/2026
Date of reporting period:
5/31/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock New Jersey Municipal Bond Fund

Institutional Shares | MANJX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$59	0.57%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Institutional Shares returned 7.39%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 7.03%.
What contributed to performance?
Positions in tax-backed sectors were the primary drivers of the Fund’s positive absolute return, with additional support from allocations to education and transportation.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	7.39%	0.97%	2.40%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
New Jersey Customized Reference Benchmark	7.03	1.40	N/A
Key Fund statistics
Net Assets	$318,448,221
Number of Portfolio Holdings	200
Net Investment Advisory Fees	$1,103,145
Portfolio Turnover Rate	16%
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.2%
Education	16.2%
County/City/Special District/School District	13.7%
State	11.7%
Health	8.9%
Corporate	7.0%
Housing	6.1%
Tobacco	2.2%
Utilities	—	%(c)
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	3.5%
AA/Aa	41.4%
A	40.1%
BBB/Baa	4.1%
BB/Ba	2.5%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Institutional Shares | MANJX
Annual Shareholder Report — May 31, 2026
MANJX-05/26-AR

BlackRock New Jersey Municipal Bond Fund

Service Shares | MSNJX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$85	0.82%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Service Shares returned 7.12%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 7.03%.
What contributed to performance?
Positions in tax-backed sectors were the primary drivers of the Fund’s positive absolute return, with additional support from allocations to education and transportation.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	7.12%	0.71%	2.15%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
New Jersey Customized Reference Benchmark	7.03	1.40	N/A
Key Fund statistics
Net Assets	$318,448,221
Number of Portfolio Holdings	200
Net Investment Advisory Fees	$1,103,145
Portfolio Turnover Rate	16%
Average annual total returns reflect reductions for service fees.
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.2%
Education	16.2%
County/City/Special District/School District	13.7%
State	11.7%
Health	8.9%
Corporate	7.0%
Housing	6.1%
Tobacco	2.2%
Utilities	—	%(c)
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	3.5%
AA/Aa	41.4%
A	40.1%
BBB/Baa	4.1%
BB/Ba	2.5%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Service Shares | MSNJX
Annual Shareholder Report — May 31, 2026
MSNJX-05/26-AR

BlackRock New Jersey Municipal Bond Fund

Investor A Shares | MENJX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$85	0.82%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor A Shares returned 7.22%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 7.03%.
What contributed to performance?
Positions in tax-backed sectors were the primary drivers of the Fund’s positive absolute return, with additional support from allocations to education and transportation.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	7.22%	0.72%	2.15%
Investor A Shares (with sales charge)	2.66	(0.15)	1.71
Bloomberg Municipal Bond Index	6.67	0.92	2.21
New Jersey Customized Reference Benchmark	7.03	1.40	N/A
Key Fund statistics
Net Assets	$318,448,221
Number of Portfolio Holdings	200
Net Investment Advisory Fees	$1,103,145
Portfolio Turnover Rate	16%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.2%
Education	16.2%
County/City/Special District/School District	13.7%
State	11.7%
Health	8.9%
Corporate	7.0%
Housing	6.1%
Tobacco	2.2%
Utilities	—	%(c)
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	3.5%
AA/Aa	41.4%
A	40.1%
BBB/Baa	4.1%
BB/Ba	2.5%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Investor A Shares | MENJX
Annual Shareholder Report — May 31, 2026
MENJX-05/26-AR

BlackRock New Jersey Municipal Bond Fund

Investor A1 Shares | MDNJX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$69	0.67%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor A1 Shares returned 7.28%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 7.03%.
What contributed to performance?
Positions in tax-backed sectors were the primary drivers of the Fund’s positive absolute return, with additional support from allocations to education and transportation.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	7.28%	0.87%	2.30%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
New Jersey Customized Reference Benchmark	7.03	1.40	N/A
Key Fund statistics
Net Assets	$318,448,221
Number of Portfolio Holdings	200
Net Investment Advisory Fees	$1,103,145
Portfolio Turnover Rate	16%
Average annual total returns reflect reductions for service fees.
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.2%
Education	16.2%
County/City/Special District/School District	13.7%
State	11.7%
Health	8.9%
Corporate	7.0%
Housing	6.1%
Tobacco	2.2%
Utilities	—	%(c)
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	3.5%
AA/Aa	41.4%
A	40.1%
BBB/Baa	4.1%
BB/Ba	2.5%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Investor A1 Shares | MDNJX
Annual Shareholder Report — May 31, 2026
MDNJX-05/26-AR

BlackRock New Jersey Municipal Bond Fund

Investor C Shares | MFNJX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$162	1.57%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor C Shares returned 6.43%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 7.03%.
What contributed to performance?
Positions in tax-backed sectors were the primary drivers of the Fund’s positive absolute return, with additional support from allocations to education and transportation.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	6.43%	(0.04)%	1.54%
Investor C Shares (with sales charge)	5.43	(0.04)	1.54
Bloomberg Municipal Bond Index	6.67	0.92	2.21
New Jersey Customized Reference Benchmark	7.03	1.40	N/A
Key Fund statistics
Net Assets	$318,448,221
Number of Portfolio Holdings	200
Net Investment Advisory Fees	$1,103,145
Portfolio Turnover Rate	16%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.2%
Education	16.2%
County/City/Special District/School District	13.7%
State	11.7%
Health	8.9%
Corporate	7.0%
Housing	6.1%
Tobacco	2.2%
Utilities	—	%(c)
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	3.5%
AA/Aa	41.4%
A	40.1%
BBB/Baa	4.1%
BB/Ba	2.5%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Investor C Shares | MFNJX
Annual Shareholder Report — May 31, 2026
MFNJX-05/26-AR

BlackRock New Jersey Municipal Bond Fund

Class K Shares | MKNJX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$54	0.52%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Class K Shares returned 7.55%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 7.03%.
What contributed to performance?
Positions in tax-backed sectors were the primary drivers of the Fund’s positive absolute return, with additional support from allocations to education and transportation.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	7.55%	1.02%	2.44%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
New Jersey Customized Reference Benchmark	7.03	1.40	N/A
Key Fund statistics
Net Assets	$318,448,221
Number of Portfolio Holdings	200
Net Investment Advisory Fees	$1,103,145
Portfolio Turnover Rate	16%
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.2%
Education	16.2%
County/City/Special District/School District	13.7%
State	11.7%
Health	8.9%
Corporate	7.0%
Housing	6.1%
Tobacco	2.2%
Utilities	—	%(c)
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	3.5%
AA/Aa	41.4%
A	40.1%
BBB/Baa	4.1%
BB/Ba	2.5%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Class K Shares | MKNJX
Annual Shareholder Report — May 31, 2026
MKNJX-05/26-AR

BlackRock Pennsylvania Municipal Bond Fund

Institutional Shares | MAPYX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$71	0.68%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Institutional Shares returned 7.54%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 6.73%.
What contributed to performance?
At the sector level, the Fund’s holdings in the healthcare and transportation sectors made the largest contributions to performance.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA and A rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	7.54%	0.58%	1.90%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Pennsylvania Customized Reference Benchmark	6.73	1.01	N/A
Key Fund statistics
Net Assets	$302,640,437
Number of Portfolio Holdings	143
Net Investment Advisory Fees	$1,254,572
Portfolio Turnover Rate	28%
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.5%
Health	19.7%
Education	18.3%
Housing	13.9%
County/City/Special District/School District	12.3%
Utilities	7.9%
State	3.7%
Corporate	2.9%
Tobacco	0.8%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AA/Aa	55.4%
A	17.8%
BBB/Baa	10.4%
BB/Ba	3.1%
B	0.4%
N/R	12.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Institutional Shares | MAPYX
Annual Shareholder Report — May 31, 2026
MAPYX-05/26-AR

BlackRock Pennsylvania Municipal Bond Fund

Service Shares | MSPYX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$96	0.93%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Service Shares returned 7.27%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 6.73%.
What contributed to performance?
At the sector level, the Fund’s holdings in the healthcare and transportation sectors made the largest contributions to performance.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA and A rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	7.27%	0.33%	1.65%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Pennsylvania Customized Reference Benchmark	6.73	1.01	N/A
Key Fund statistics
Net Assets	$302,640,437
Number of Portfolio Holdings	143
Net Investment Advisory Fees	$1,254,572
Portfolio Turnover Rate	28%
Average annual total returns reflect reductions for service fees.
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.5%
Health	19.7%
Education	18.3%
Housing	13.9%
County/City/Special District/School District	12.3%
Utilities	7.9%
State	3.7%
Corporate	2.9%
Tobacco	0.8%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AA/Aa	55.4%
A	17.8%
BBB/Baa	10.4%
BB/Ba	3.1%
B	0.4%
N/R	12.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Service Shares | MSPYX
Annual Shareholder Report — May 31, 2026
MSPYX-05/26-AR

BlackRock Pennsylvania Municipal Bond Fund

Investor A Shares | MEPYX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$95	0.92%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor A Shares returned 7.28%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 6.73%.
What contributed to performance?
At the sector level, the Fund’s holdings in the healthcare and transportation sectors made the largest contributions to performance.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA and A rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	7.28%	0.34%	1.65%
Investor A Shares (with sales charge)	2.72	(0.53)	1.21
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Pennsylvania Customized Reference Benchmark	6.73	1.01	N/A
Key Fund statistics
Net Assets	$302,640,437
Number of Portfolio Holdings	143
Net Investment Advisory Fees	$1,254,572
Portfolio Turnover Rate	28%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.5%
Health	19.7%
Education	18.3%
Housing	13.9%
County/City/Special District/School District	12.3%
Utilities	7.9%
State	3.7%
Corporate	2.9%
Tobacco	0.8%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AA/Aa	55.4%
A	17.8%
BBB/Baa	10.4%
BB/Ba	3.1%
B	0.4%
N/R	12.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Investor A Shares | MEPYX
Annual Shareholder Report — May 31, 2026
MEPYX-05/26-AR

BlackRock Pennsylvania Municipal Bond Fund

Investor A1 Shares | MDPYX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$81	0.78%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor A1 Shares returned 7.43%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 6.73%.
What contributed to performance?
At the sector level, the Fund’s holdings in the healthcare and transportation sectors made the largest contributions to performance.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA and A rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	7.43%	0.48%	1.79%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Pennsylvania Customized Reference Benchmark	6.73	1.01	N/A
Key Fund statistics
Net Assets	$302,640,437
Number of Portfolio Holdings	143
Net Investment Advisory Fees	$1,254,572
Portfolio Turnover Rate	28%
Average annual total returns reflect reductions for service fees.
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.5%
Health	19.7%
Education	18.3%
Housing	13.9%
County/City/Special District/School District	12.3%
Utilities	7.9%
State	3.7%
Corporate	2.9%
Tobacco	0.8%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AA/Aa	55.4%
A	17.8%
BBB/Baa	10.4%
BB/Ba	3.1%
B	0.4%
N/R	12.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Investor A1 Shares | MDPYX
Annual Shareholder Report — May 31, 2026
MDPYX-05/26-AR

BlackRock Pennsylvania Municipal Bond Fund

Investor C Shares | MFPYX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$173	1.68%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor C Shares returned 6.48%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 6.73%.
What contributed to performance?
At the sector level, the Fund’s holdings in the healthcare and transportation sectors made the largest contributions to performance.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA and A rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	6.48%	(0.42)%	1.04%
Investor C Shares (with sales charge)	5.48	(0.42)	1.04
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Pennsylvania Customized Reference Benchmark	6.73	1.01	N/A
Key Fund statistics
Net Assets	$302,640,437
Number of Portfolio Holdings	143
Net Investment Advisory Fees	$1,254,572
Portfolio Turnover Rate	28%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.5%
Health	19.7%
Education	18.3%
Housing	13.9%
County/City/Special District/School District	12.3%
Utilities	7.9%
State	3.7%
Corporate	2.9%
Tobacco	0.8%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AA/Aa	55.4%
A	17.8%
BBB/Baa	10.4%
BB/Ba	3.1%
B	0.4%
N/R	12.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Investor C Shares | MFPYX
Annual Shareholder Report — May 31, 2026
MFPYX-05/26-AR

BlackRock Pennsylvania Municipal Bond Fund

Class K Shares | MKPYX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$65	0.63%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Class K Shares returned 7.60%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 6.73%.
What contributed to performance?
At the sector level, the Fund’s holdings in the healthcare and transportation sectors made the largest contributions to performance.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA and A rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	7.60%	0.63%	1.94%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Pennsylvania Customized Reference Benchmark	6.73	1.01	N/A
Key Fund statistics
Net Assets	$302,640,437
Number of Portfolio Holdings	143
Net Investment Advisory Fees	$1,254,572
Portfolio Turnover Rate	28%
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.5%
Health	19.7%
Education	18.3%
Housing	13.9%
County/City/Special District/School District	12.3%
Utilities	7.9%
State	3.7%
Corporate	2.9%
Tobacco	0.8%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AA/Aa	55.4%
A	17.8%
BBB/Baa	10.4%
BB/Ba	3.1%
B	0.4%
N/R	12.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Class K Shares | MKPYX
Annual Shareholder Report — May 31, 2026
MKPYX-05/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock New Jersey Municipal Bond Fund	$32,548	$32,390	$0	$0	$15,100	$15,100	$208	$388
BlackRock Pennsylvania Municipal Bond Fund	$30,591	$30,443	$0	$0	$15,100	$15,100	$208	$388

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC

(the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock New Jersey Municipal Bond Fund	$15,308	$15,488
BlackRock Pennsylvania Municipal Bond Fund	$15,308	$15,488

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

May 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock California Municipal Series Trust
• BlackRock California Municipal Opportunities Fund
BlackRock Multi-State Municipal Series Trust
• BlackRock New Jersey Municipal Bond Fund
• BlackRock Pennsylvania Municipal Bond Fund
BlackRock Municipal Series Trust
• BlackRock Strategic Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
Each Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, each Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide each Fund with economic benefits in periods of declining short-term interest rates but expose each Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect each Fund’s NAV per share.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Schedule of Investments
May 31, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Fixed Income Funds — 2.0%
iShares California Muni Bond ETF(a)	860,000	$ 49,321,000
Total Investment Companies — 2.0% (Cost: $49,657,974)		49,321,000

	Par (000)
Municipal Bonds
California — 87.4%
Corporate — 12.9%
California Community Choice Financing Authority, RB
Sustainability Bonds, 5.00%, 12/01/35	$24,500	26,856,385
Sustainability Bonds, 5.50%, 10/01/54(b)	14,315	15,562,546
Series B, Sustainability Bonds, 5.00%, 03/01/56(b)	45,000	48,363,268
Series D, Sustainability Bonds, 5.00%, 02/01/55(b)	20,110	21,771,004
Series E, Sustainability Bonds, 5.00%, 10/01/56(b)	60,000	64,844,412
Series E-1, Sustainability Bonds, 5.00%, 02/01/54(b)	51,000	53,834,784
Series F, Sustainability Bonds, 5.00%, 11/01/33	15,000	16,212,678
Series F, Sustainability Bonds, 5.00%, 02/01/55(b)	27,535	29,307,051
Series G, Sustainability Bonds, 5.00%, 11/01/55(b)	17,450	17,939,258
California Municipal Finance Authority, RB(b)
Series A, AMT, 2.88%, 10/01/45	6,500	6,500,000
Series A, AMT, 2.88%, 11/01/46	5,000	5,000,000
Series B, AMT, 3.25%, 07/01/51	4,450	4,449,799
Southern California Public Power Authority, RB, 11/01/33(c)	5,000	5,328,555
		315,969,740
County/City/Special District/School District — 27.2%
Alameda County Fire Department, GO, 5.00%, 06/01/50	850	903,404
Alvord Unified School District, GO
Series B, Election 2022, (BAM), 5.00%, 08/01/51	900	958,278
Series B, Election 2022, (BAM), 5.00%, 08/01/55	1,750	1,850,657
Benicia Unified School District, GO, Series B, Election 2024, 5.00%, 08/01/51	2,500	2,639,798
Brea Olinda Unified School District, GO, Series A, 5.00%, 08/01/49	2,050	2,172,354
Butte-Glenn Community College District, GO, Series D, Election 2016, 5.00%, 08/01/50	7,205	7,639,351
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 1.60%, 10/01/29	3,575	3,291,068
California Municipal Finance Authority, ST
5.00%, 09/01/51	625	626,277
5.00%, 09/01/56	870	856,737
California Statewide Communities Development Authority, SAB, 09/02/56(c)	1,800	1,789,055
Cerritos Community College District, GO, Series B, 5.00%, 08/01/51	5,200	5,533,934
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	14,310	15,417,628
Chaffey Joint Union High School District, GO, Series H, Election 2012, 5.00%, 08/01/49	3,045	3,229,545
Chino Valley Unified School District, GO, Series D, 5.00%, 08/01/49	3,075	3,241,725
Citrus Community College District, GO
Series B, Election 2020, 5.00%, 08/01/46	3,840	4,150,253
Series B, Election 2020, 5.00%, 08/01/49	1,680	1,785,411
Security	Par (000)	Value
County/City/Special District/School District (continued)
City of Lake Elsinore California, ST
5.00%, 09/01/41	$500	$ 523,962
5.00%, 09/01/46	475	490,790
5.00%, 09/01/51	650	657,472
5.00%, 09/01/55	650	654,522
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, 5.00%, 06/01/48	10,000	10,161,046
City of San Jose California, GO
Series A, 5.00%, 09/01/48	5,810	6,227,805
Series A, 5.00%, 09/01/49	8,920	9,533,304
Series A, 5.00%, 09/01/50	7,535	8,028,884
Series A, 5.00%, 09/01/51	7,705	8,189,049
City of Wildomar, ST
5.00%, 09/01/46	325	334,566
5.00%, 09/01/51	600	606,005
5.00%, 09/01/55	550	554,641
Clovis Unified School District, GO, Series A, Election 2024, 5.00%, 08/01/50	4,665	4,881,854
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(d)	26,425	23,424,404
Cupertino Union School District, GO, Series A, Election 2024, 5.75%, 08/01/50	4,840	5,444,775
Del Mar Union School District, GO, Series B, Election 2018, 4.00%, 08/01/46	4,280	4,295,944
Desert Community College District, GO
4.00%, 08/01/51	2,000	1,888,760
Election 2016, 5.00%, 08/01/51	13,275	14,120,997
Elk Grove Unified School District, GO, Election 2024, 5.25%, 08/01/52	13,960	15,042,792
Folsom Ranch Financing Authority, ST
5.00%, 09/01/51	1,440	1,459,770
5.00%, 09/01/54	1,045	1,053,259
Foothill-De Anza Community College District, GO
Series D, Election 2020, 5.00%, 08/01/43	3,000	3,362,486
Series D, Election 2020, 5.00%, 08/01/44	3,150	3,492,044
Series D, Election 2020, 5.00%, 08/01/45	3,000	3,292,855
Fremont Unified School District/Alameda County California, GO, Series A, Election 2024, 5.25%, 08/01/43	7,565	8,400,109
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	22,500	21,956,364
Glendale Community College District, GO, Series A, Election 2024, 5.00%, 08/01/50	2,500	2,654,622
Long Beach Unified School District, GO
Series D, Election 2016, 4.00%, 08/01/52	9,565	9,073,107
Series D, Election 2016, 4.00%, 08/01/53	1,795	1,697,203
Series B, Election 2022, 5.00%, 08/01/47	6,865	7,399,497
Series B, Election 2022, 5.00%, 08/01/48	7,790	8,350,059
Series B, Election 2022, 5.00%, 08/01/49	8,790	9,405,782
Los Altos Elementary School District, GO, Series A, Election 2024, 5.00%, 08/01/51	3,075	3,258,227
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 5.00%, 07/01/42	8,945	9,622,130
Los Angeles County Public Works Financing Authority, Refunding RB, Series H, 5.50%, 12/01/49	6,500	7,139,861
Lucia Mar Unified School District, GO
Series D, Election 2016, 5.25%, 08/01/47	9,275	9,829,869
Series A, Election 2024, 5.00%, 08/01/51	1,500	1,595,050
Modesto High School District, GO, Series B, Election 2022, 5.25%, 08/01/50	3,325	3,609,224

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Mountain House Community Facilities District, ST
5.00%, 09/01/51	$1,100	$ 1,104,881
5.00%, 09/01/56	1,150	1,146,548
Mountain House Financing Authority, ST
Series A, 5.00%, 09/01/51	575	577,552
Series A, 5.00%, 09/01/56	650	644,052
Mountain View Capital Improvements Financing Authority, RB
5.00%, 05/01/51	2,110	2,260,531
5.00%, 05/01/56	2,920	3,090,572
Mt San Antonio Community College District, GO, Series A, Election 2024, 5.00%, 08/01/50	23,095	24,613,979
Peralta Community College District, GO, Series C-1, Election 2018, 5.00%, 08/01/50	1,480	1,561,151
Romoland School District, ST(c)
09/01/51	500	507,833
09/01/56	550	553,070
Salinas Union High School District, GO, Series B, Election 2020, 5.00%, 08/01/48	9,410	10,024,294
San Bernardino Community College District, GO, Series B, Election 2018, 5.00%, 08/01/49	14,000	14,648,392
San Carlos School District, GO, Election 2024, 5.00%, 10/01/51	5,000	5,291,653
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 10/15/47	15,000	16,092,859
Series A, 5.00%, 10/15/49	1,810	1,914,147
Series A, 5.00%, 10/15/50	24,035	25,415,280
San Diego Unified School District, GO
Series I, Election 2012, 5.00%, 07/01/47	4,750	4,815,991
Series C-3, Election 2022, 5.00%, 07/01/50	24,420	26,052,707
Sustainability Bonds, 4.00%, 07/01/54	13,000	12,238,613
Series A-3, Sustainability Bonds, 5.00%, 07/01/48	14,500	15,362,111
Series N2, Sustainability Bonds, 5.00%, 07/01/48	5,990	6,346,141
San Francisco Bay Area Rapid Transit District, GO
Series A, Election 2016, Sustainability Bonds, 5.00%, 08/01/47	4,000	4,052,460
Series D1, Sustainability Bonds, 5.25%, 08/01/47	11,805	12,573,575
San Jose Unified School District, GO, Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(d)	25,000	21,751,340
San Leandro Unified School District, GO
Series B, 5.25%, 08/01/48	8,335	8,886,597
Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 08/01/52	8,920	9,409,113
San Luis Coastal Unified School District, GO, Series B, Election 2022, 5.00%, 08/01/50	5,825	6,085,160
San Luis Obispo County Financing Authority, Refunding RB, 5.50%, 11/15/47	5,165	5,611,921
San Marcos Unified School District, GO, Series A, Election 2024, 5.25%, 08/01/50	13,250	14,309,082
San Mateo Foster City School District, GO, Series C, Election 2020, 5.00%, 08/01/51	11,500	12,071,027
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	9,115	9,063,184
Santa Clara County Financing Authority, Refunding RB
Series A, 4.00%, 11/01/53	6,350	6,044,235
Series A, 4.13%, 11/01/55	5,545	5,272,281
Santa Clarita Community College District, GO, Election 2016, 5.25%, 08/01/48	8,545	9,048,288
Solano County Community College District, GO, Series G, Election 2012, 5.00%, 08/01/50	6,330	6,731,420
Security	Par (000)	Value
County/City/Special District/School District (continued)
South San Francisco Unified School District, GO, 4.00%, 09/01/52	$5,000	$ 4,790,093
Tamalpais Union High School District, GO
Series A, Election 2024, 4.00%, 08/01/46	1,650	1,662,457
Series A, Election 2024, 4.00%, 08/01/47	9,155	9,202,168
Series A, Election 2024, 4.00%, 08/01/48	7,965	7,987,953
Series A, Election 2024, 4.13%, 08/01/49	1,300	1,313,036
Series A, Election 2024, 4.13%, 08/01/50	12,000	12,061,036
Tracy Unified School District School Facilities Improvement District No. 3, GO, Series A, Election 2024, 5.00%, 08/01/50	2,635	2,800,035
Victor Valley Community College District, Refunding RB, Series F, 5.00%, 08/01/52	5,575	5,893,317
Victor Valley Union High School District, GO, Series A, Election 2024, 5.25%, 08/01/50	4,500	4,806,684
West Valley-Mission Community College District, GO
Series A, 4.00%, 08/01/44	7,945	7,867,599
Series B, 4.00%, 08/01/47	15,000	14,694,724
		666,049,707
Education — 4.7%
California Infrastructure & Economic Development Bank, RB, CAB, 0.00%, 01/01/60(d)	37,500	3,503,723
California Municipal Finance Authority, RB, 4.65%, 05/01/30	385	393,320
California Municipal Finance Authority, Refunding RB(e)(f)(g)
5.00%, 08/01/39	835	627,677
5.00%, 08/01/48	1,795	1,192,110
California Public Finance Authority, RB, Series B, 5.00%, 07/01/26(g)	40	39,955
California School Finance Authority, RB, Series A, 6.00%, 07/01/51(g)	1,500	1,500,893
California School Finance Authority, Refunding RB, Series A, 4.75%, 06/01/44(g)	810	800,250
California State University, RB, Series A, 5.25%, 11/01/48	4,535	4,881,590
California State University, Refunding RB
Series A, 5.00%, 11/01/43	13,000	13,507,542
Series A, 5.25%, 11/01/50	32,000	34,797,360
University of California, Refunding RB
Sereis CF, 5.25%, 11/15/39	10,395	12,126,675
Series CE, 5.00%, 11/15/39	6,000	7,104,323
Series CE, 5.00%, 11/15/41	23,335	26,373,259
Series CF, 5.25%, 11/15/41	6,270	7,228,956
		114,077,633
Health — 2.5%
California Health Facilities Financing Authority, Refunding RB
Series A, 5.25%, 08/15/50	2,995	3,235,924
Series A, 3.00%, 08/15/51	5,700	4,242,601
Series A-2, Class B, (BAM-TCRS), 4.00%, 11/01/44	4,000	3,903,605
California Public Finance Authority, RB
Series A, 6.50%, 06/01/54(g)	3,000	2,874,209
Series B, 8.25%, 06/01/33	12,930	13,149,260
California Statewide Communities Development Authority, RB, 5.00%, 10/01/28(g)	4,000	4,188,713
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	28,130	29,622,493
		61,216,805
Schedule of Investments

Schedule of Investments (continued)
May 31, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing — 4.2%
California Housing Finance Agency, RB, M/F Housing
3.60%, 12/01/26(b)(h)	$50,000	$ 49,988,965
Class I, 5.80%, 04/01/36(g)	3,558	3,538,200
Subordinate, 8.00%, 12/01/56(b)	3,045	3,031,548
Series P-S, Subordinate, 8.00%, 07/01/67(b)(g)	5,395	5,457,073
Series A, Sustainability Bonds, 4.75%, 08/01/45	13,000	13,485,620
California Municipal Finance Authority, RB, M/F Housing
6.00%, 02/01/38(b)	6,100	6,052,115
6.00%, 06/01/38(b)(g)	3,700	3,713,115
Series A, 6.10%, 12/01/37	6,000	6,034,090
Subordinate, 8.00%, 02/01/57(b)(g)	1,125	1,125,000
Series A-S, Subordinate, 8.13%, 08/01/56(b)(g)	1,000	1,002,117
California Statewide Communities Development Authority, RB, M/F Housing, Class I, 06/01/36(c)(g)	4,845	4,772,047
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 4.00%, 07/01/58(g)	1,205	730,266
Heart-SV, RB, M/F Housing, Series A, 5.38%, 06/01/61(g)	4,400	4,216,926
		103,147,082
State — 5.2%
California State Public Works Board, RB
Series A, 5.00%, 09/01/46	6,500	7,022,367
Series A, 5.00%, 09/01/47	6,700	7,174,241
Series A, 5.00%, 04/01/49	42,215	44,465,136
Series A, 5.00%, 04/01/50	10,000	10,572,591
Series C, 5.00%, 11/01/50	5,000	5,301,867
California Statewide Communities Development Authority, RB, 5.25%, 09/02/53	2,000	2,020,086
State of California, GO, Class C, 5.00%, 11/01/50	5,000	5,326,182
State of California, Refunding GO
5.00%, 10/01/45	7,000	7,718,526
5.00%, 10/01/46	3,500	3,825,703
5.50%, 08/01/49	5,750	6,352,372
5.25%, 10/01/51	15,250	16,692,752
Class B, 5.10%, 09/01/35	10,000	10,196,471
		126,668,294
Tobacco — 2.3%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	2,595	2,452,175
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(d)	7,620	1,268,182
California Statewide Financing Authority, RB(d)(g)
Series D, 0.00%, 06/01/55	20,750	1,281,532
Series L, 0.00%, 06/01/55	91,500	5,718,512
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	3,105	2,406,415
Series A-1, 3.71%, 06/01/41	4,135	3,249,412
Series A-1, Class A1, 3.49%, 06/01/36	1,310	1,115,897
Series B, 5.00%, 06/01/51	15,440	15,406,988
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	124,805	12,431,639
Security	Par (000)	Value
Tobacco (continued)
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/57(d)	$34,680	$ 2,938,041
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	8,055	8,116,539
		56,385,332
Transportation — 13.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB
Series B, 5.56%, 07/01/32	755	773,570
Series B, AMT, 5.25%, 07/01/49	11,875	12,434,155
California Infrastructure & Economic Development Bank, RB, Class C, AMT, 3.50%, 01/01/65(b)(g)	12,000	11,997,329
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)(g)	50,020	28,011,200
California Municipal Finance Authority, RB
5.25%, 09/01/51	2,500	2,657,746
5.50%, 09/01/56	3,020	3,258,994
5.50%, 09/01/60	2,160	2,327,397
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/42	10,000	10,089,517
AMT, Sustainability Bonds, 5.25%, 05/15/47	23,500	24,498,188
Series E, Subordinate, 5.00%, 05/15/50	8,950	9,487,157
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.50%, 05/15/47	7,000	7,381,468
AMT, Subordinate, 5.00%, 05/15/35	5,425	5,673,937
City of Los Angeles Department of Airports, Refunding RB
Class D, Subordinate, 5.00%, 05/15/48	26,500	28,199,946
Series D, Subordinate, 5.25%, 05/15/48	2,545	2,771,374
Series D, Subordinate, 5.25%, 05/15/51	24,210	26,043,685
County of Sacramento California Airport System Revenue, ARB
5.00%, 07/01/49	5,155	5,421,748
5.25%, 07/01/49	35,365	38,020,225
San Diego County Regional Airport Authority, ARB
AMT, 5.50%, 07/01/55	2,500	2,654,838
Series B, AMT, 5.00%, 07/01/48	16,790	17,135,140
Series B, AMT, 5.25%, 07/01/50	18,790	19,703,250
Series B, AMT, 5.00%, 07/01/53	5,000	5,070,547
Series B, AMT, Subordinate, 5.00%, 07/01/51	6,500	6,565,030
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Class A, AMT, 5.25%, 05/01/49	7,400	7,742,458
Series A, AMT, 5.00%, 05/01/38	10,350	10,739,860
Series A, AMT, 5.50%, 05/01/55	3,220	3,414,059
Series D, AMT, 5.00%, 05/01/43	11,440	11,641,572
Series D, AMT, 5.25%, 05/01/48	3,900	3,952,605
Series D, AMT, 5.50%, 05/01/55	16,245	17,224,036
Series E, AMT, 5.00%, 05/01/37	4,000	4,159,079
		329,050,110
Utilities — 15.0%
City of Los Angeles California Wastewater System Revenue, Refunding RB
Series A, 5.00%, 06/01/44	10,000	11,090,696
Series A, Subordinate, 5.25%, 06/01/50	17,040	18,555,901

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
City of Modesto California Wastewater Revenue, RB, 5.00%, 11/01/50	$6,975	$ 7,405,019
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
5.25%, 11/01/48	5,505	5,914,775
Class D, 5.00%, 11/01/51	30,775	32,657,550
Series E, 5.25%, 11/01/55	15,000	16,121,730
East Bay Municipal Utility District Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 06/01/55	1,140	1,211,930
East Bay Municipal Utility District Water System Revenue, RB
Series A, Sustainability Bonds, 5.00%, 06/01/42	11,000	11,179,122
Series A, Sustainability Bonds, 5.00%, 06/01/45	3,985	4,431,621
Series A, Sustainability Bonds, 5.00%, 06/01/46	2,500	2,751,278
Series A, Sustainability Bonds, 5.00%, 06/01/49	15,000	15,894,822
Series A, Sustainability Bonds, 5.00%, 06/01/50	20,000	21,411,642
Series A, Sustainability Bonds, 5.00%, 06/01/51	4,500	4,832,548
Series A, Sustainability Bonds, 5.00%, 06/01/55	11,600	12,331,924
East Bay Municipal Utility District Water System Revenue, Refunding RB
Series B, 5.00%, 06/01/38	9,875	11,608,308
Series B, 5.00%, 06/01/43	4,505	5,055,913
Imperial Irrigation District Electric System Revenue, Refunding RB, 5.00%, 11/01/50	7,275	7,711,894
Los Angeles County Public Works Financing Authority, RB
5.00%, 03/01/51	2,620	2,768,043
5.00%, 03/01/56	4,445	4,661,892
Metropolitan Water District of Southern California, Refunding RB
Series A, 5.00%, 04/01/48	7,095	7,515,371
Series A, 5.00%, 10/01/49	5,000	5,144,137
Modesto Irrigation District, RB
Series A, 5.25%, 10/01/43	6,605	7,386,703
Series A, 5.25%, 10/01/48	5,055	5,460,442
Moreno Valley Public Financing Authority, RB, Series A, (AGM), 05/01/51(c)	6,750	7,272,189
Sacramento County Water Financing Authority, RB, 5.00%, 06/01/50	9,005	9,485,026
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 5.00%, 08/15/50	20,000	20,742,360
San Diego Public Facilities Financing Authority, RB
Series A, 5.00%, 05/15/49	3,390	3,598,163
Series A, Subordinate, 5.00%, 05/15/47	6,625	6,973,914
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.25%, 08/01/48	8,385	9,012,388
Series A, Subordinate, 5.00%, 08/01/43	1,000	1,034,913
Series A, Subordinate, 5.00%, 05/15/56	7,175	7,577,672
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
Series A, Sustainability Bonds, 4.66%, 10/01/27	16,710	16,821,466
Series B, Sustainability Bonds, 1.00%, 10/01/26(i)	27,880	27,751,203
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series C, Sustainability Bonds, 5.00%, 10/01/49	5,550	5,888,114
Security	Par (000)	Value
Utilities (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB (continued)
Series C, Sustainability Bonds, 5.00%, 10/01/54	$3,430	$ 3,602,940
San Jose Financing Authority, Refunding RB, Series B, Sustainability Bonds, 5.00%, 11/01/47	2,000	2,130,007
State of California Department of Water Resources, Refunding RB, Series A, 5.00%, 12/01/51	20,350	21,719,573
		366,713,189
Total Municipal Bonds in California		2,139,277,892
District of Columbia — 0.0%
Tobacco — 0.0%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(d)	2,125	485,162
Florida(b)(e)(f)(g) — 0.2%
Transportation — 0.2%
Florida Development Finance Corp., RB, Series A, AMT, 0.00%, 07/15/59	6,470	1,811,600
Florida Development Finance Corp., Refunding RB, AMT, 0.00%, 07/15/32	4,785	1,339,800
Total Municipal Bonds in Florida		3,151,400
Ohio — 0.3%
Tobacco — 0.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	9,130	7,288,089
Puerto Rico — 4.6%
State — 3.2%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	829	871,074
Series A-1, Restructured, 5.75%, 07/01/31	805	871,508
Series A-1, Restructured, 4.00%, 07/01/35	1,723	1,717,051
Series A-1, Restructured, 4.00%, 07/01/37	1,479	1,460,030
Series A-1, Restructured, 4.00%, 07/01/41	431	410,346
Series A-1, Restructured, 4.00%, 07/01/46	2,091	1,851,464
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	2,467	1,797,691
Commonwealth of Puerto Rico, Notes(b)
0.00%, 11/01/51(e)(f)	35,641	22,453,683
0.00%, 11/01/51	20,857	6,700,311
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB
Series A-2, Restructured, 4.54%, 07/01/53	114	106,183
Series A-2, Restructured, 4.78%, 07/01/58	12,102	11,635,002
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	1,012,397
Series A-1, Restructured, 0.00%, 07/01/33	3,239	2,517,189
Series A-1, Restructured, 0.00%, 07/01/46	21,495	7,806,898
Schedule of Investments

Schedule of Investments (continued)
May 31, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, CAB(d) (continued)
Series B-1, Restructured, 0.00%, 07/01/46	$5,761	$ 2,102,858
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, S/F Housing, Series A-1, Restructured, (FHLMC, FNMA, GNMA), 4.75%, 07/01/53	15,728	15,123,427
		78,437,112
Tobacco — 0.2%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	89,730	4,135,979
Utilities(e)(f) — 1.2%
Puerto Rico Electric Power Authority, RB
Series A, 6.75%, 07/01/36	7,630	5,646,200
Series A-3, 10.00%, 07/01/19	2,137	1,623,749
Series B-3, 10.00%, 07/01/19	2,137	1,623,749
Series C-1, 5.40%, 01/01/18	5,870	4,314,412
Series C-2, 5.40%, 07/01/18	5,871	4,315,110
Series C-3, 5.40%, 01/01/20	593	436,187
Series C-4, 5.40%, 07/01/20	593	436,187
Series CCC, 5.25%, 07/01/28	955	701,925
Series D-4, 7.50%, 07/01/20	4,342	3,278,424
Series WW, 5.50%, 07/01/18	1,155	848,925
Series WW, 5.50%, 07/01/19	935	687,225
Series WW, 5.38%, 07/01/24	875	643,125
Series WW, 5.50%, 07/01/38	1,170	859,950
Series XX, 5.25%, 07/01/35	400	294,000
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/29	530	389,550
Series UU, 0.00%, 07/01/17(b)	395	290,325
Series UU, 0.00%, 07/01/18(b)	355	260,925
Series UU, 3.95%, 07/01/31(b)	2,765	2,032,275
Series ZZ, 5.00%, 07/01/28	990	727,650
Series ZZ, 5.00%, 12/29/49	925	679,875
		30,089,768
Total Municipal Bonds in Puerto Rico		112,662,859
Wisconsin — 0.3%
Transportation — 0.3%
Public Finance Authority, RB, Series A, AMT, Senior Lien, 5.75%, 07/01/49	7,000	7,256,918
Total Municipal Bonds — 92.8% (Cost: $2,288,970,299)		2,270,122,320

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(j)	416,612	833,224
Total Warrants — 0.0% (Cost: $ — )		833,224
Total Long-Term Investments — 94.8% (Cost: $2,338,628,273)		2,320,276,544
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.53%(a)(k)	13,162,526	$ 13,163,842

	Par (000)
U.S. Treasury Obligations — 4.7%
U.S. Treasury Bills, 3.65%, 06/16/26(l)	$115,000	114,825,786
Total Short-Term Securities — 5.2% (Cost: $127,991,677)		127,989,628
Total Investments — 100.0% (Cost: $2,466,619,950)		2,448,266,172
Liabilities in Excess of Other Assets — 0.0%		(750,174)
Net Assets — 100.0%		$ 2,447,515,998

(a)	Affiliate of the Fund.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Annualized 7-day yield as of period end.
(l)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2026
BlackRock California Municipal Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 186,656,608	$ —	$ (173,492,766)(a)	$ —	$ —	$ 13,163,842	13,162,526	$ 1,943,534	$ —
iShares California Muni Bond ETF	—	49,657,974	—	—	(336,974)	49,321,000	860,000	271,948	—
				$ —	$ (336,974)	$ 62,484,842		$ 2,215,482	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended May 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 798,515	$ —	$ 798,515
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 49,321,000	$ —	$ —	$ 49,321,000
Municipal Bonds	—	2,270,122,320	—	2,270,122,320
Warrants	—	—	833,224	833,224
Short-Term Securities
Money Market Funds	13,163,842	—	—	13,163,842
U.S. Treasury Obligations	—	114,825,786	—	114,825,786
	$62,484,842	$2,384,948,106	$833,224	$2,448,266,172
See notes to financial statements.
Schedule of Investments

Schedule of Investments
May 31, 2026
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.1%
Corporate — 0.1%
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56(a)	$280	$ 284,424
California — 0.1%
Transportation — 0.1%
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	635	355,600
New Jersey — 83.3%
Corporate — 6.6%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	510	510,759
New Jersey Economic Development Authority, RB, AMT, 5.00%, 08/01/59	310	312,645
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,303,789
3.50%, 04/01/42	720	667,217
AMT, 3.75%, 11/01/34(a)	5,000	5,028,763
AMT, 3.00%, 08/01/41	5,670	4,866,071
AMT, 3.00%, 08/01/43	5,600	4,629,958
Series A, AMT, 2.20%, 10/01/39(a)	3,880	3,687,636
		21,006,838
County/City/Special District/School District — 12.8%
Carlstadt School District, Refunding GO, 4.00%, 05/01/30	1,415	1,416,004
Casino Reinvestment Development Authority, Inc., RB
Series B, (AGM), 5.00%, 11/01/43	180	191,820
Series B, (AGM), 5.00%, 11/01/44	200	211,438
Casino Reinvestment Development Authority, Inc., Refunding RB
Series A, (AGM), 5.00%, 11/01/41	300	323,619
Series A, (AGM), 5.00%, 11/01/42	105	112,560
City of East Orange New Jersey, Refunding GO, (AGM), 3.00%, 09/15/31	2,200	2,187,711
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	825	826,511
Clifton Board of Education, GO
2.00%, 08/15/41	1,630	1,183,759
2.25%, 08/15/46	1,850	1,227,362
County of Bergen New Jersey, Refunding GO, 3.00%, 07/15/38	1,070	1,002,637
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,695	7,686,996
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,643,995
Ewing Township Board of Education, GO
4.00%, 07/15/38	920	923,893
4.00%, 07/15/39	740	742,395
Hopewell Valley Regional School District, GO, 4.00%, 02/01/44	1,500	1,504,213
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,000	1,000,690
Lenape Regional High School District, GO, 3.50%, 01/01/39	3,400	3,238,343
Security	Par (000)	Value
County/City/Special District/School District (continued)
Middlesex County Improvement Authority, RB, (GTD), 5.00%, 09/15/56	$650	$ 690,973
Middlesex County Improvement Authority, RB, M/F Housing(b)
7.13%, 06/01/61	300	307,120
Class IA, 5.95%, 06/01/61	1,600	1,636,882
Class IB, 5.00%, 06/01/36	500	508,623
Class IC, 5.50%, 06/01/30	800	811,571
Monmouth Regional High School District, GO, 3.00%, 02/01/34	1,260	1,249,863
New Jersey Economic Development Authority, RB, Series B, 6.50%, 04/01/31	1,020	1,022,741
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	964	989,187
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/39	630	561,552
Township of Monroe New Jersey/Middlesex County, Refunding GO
3.00%, 06/01/37	385	367,792
3.00%, 06/01/38	410	386,807
Union County Utilities Authority, Refunding RB
Series A, AMT, (GTD), 4.75%, 12/01/31	1,150	1,150,243
Series A, AMT, (GTD), 5.25%, 12/01/31	5,640	5,649,841
		40,757,141
Education — 12.9%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,196,342
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	220	226,956
Gloucester County Improvement Authority, Refunding RB
5.00%, 07/01/43	500	547,956
5.00%, 07/01/44	500	543,250
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	5,230	5,447,326
Montclair State University, Inc., Refunding RB(c)
Series A, (BAM), 07/01/51	550	583,807
Series A, 07/01/56	850	889,767
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/27(b)	100	100,373
Series A, 5.13%, 11/01/29(b)	100	100,985
Series A, 5.25%, 07/01/37(b)	470	470,194
Series A, 6.25%, 11/01/38(b)	210	216,152
Series A, 5.38%, 07/01/47(b)	815	758,858
Series A, 5.00%, 12/01/48	2,190	2,196,916
Series A, 5.00%, 06/15/49(b)	135	130,028
Series A, 5.00%, 01/01/50	265	248,956
Series A, 6.50%, 11/01/52(b)	1,210	1,236,833
Series A, 5.25%, 11/01/54(b)	1,100	957,428
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	2,800,455
(AGM), 5.00%, 06/01/42	690	697,443
Series A, 5.63%, 08/01/34(b)	230	230,073
Series A, 5.00%, 09/01/37(b)	315	317,102
Series A, 5.88%, 08/01/44(b)	430	430,120
Series A, 5.13%, 09/01/52(b)	2,000	1,936,074
New Jersey Educational Facilities Authority, RB, Series C, (AGM), 3.25%, 07/01/49	290	238,066

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2026
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB
Series B, 5.00%, 07/01/32	$2,465	$ 2,468,185
Series H, (AGM), 4.00%, 07/01/39	715	714,391
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	365	353,297
Series B, AMT, 4.25%, 12/01/45	1,000	997,828
Sub-Series C, AMT, 4.00%, 12/01/48	700	605,223
Series C, AMT, Subordinate, 5.00%, 12/01/53	265	258,887
Series C, AMT, Subordinate, 5.25%, 12/01/54	475	478,422
New Jersey Higher Education Student Assistance Authority, Refunding RB
AMT, 12/01/35(c)	325	355,551
AMT, 12/01/56(c)	750	755,437
Series 1-B, AMT, 4.50%, 12/01/45	1,450	1,466,703
Series B, AMT, 4.00%, 12/01/41	660	643,823
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	833,910
Series C, AMT, Subordinate, 5.00%, 12/01/52	8,310	8,256,013
Passaic County Improvement Authority, RB
Series A, 5.00%, 01/01/55	300	285,519
Series A, 5.00%, 01/01/60	200	185,040
		41,159,689
Health — 8.5%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	276,233
5.00%, 01/01/39	520	526,935
5.00%, 01/01/49	2,300	2,188,292
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	3,000	3,036,877
2.38%, 07/01/46	3,740	2,506,307
3.00%, 07/01/49	1,700	1,297,749
3.00%, 07/01/51	12,775	9,511,188
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/29	285	287,015
5.00%, 07/01/34	1,000	1,003,156
4.00%, 07/01/41	1,000	985,502
Series A, 4.00%, 07/01/32	2,300	2,302,301
Series A, 5.00%, 07/01/43	900	901,640
Series A, 5.25%, 07/01/49	900	958,609
Series A, 5.25%, 07/01/54	1,340	1,410,026
		27,191,830
Housing — 5.1%
New Jersey Housing & Mortgage Finance Agency, RB, 5.25%, 12/20/65	345	370,846
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing
Series A, (FNMA), 4.55%, 05/01/41	420	432,868
Series D-1, (GNMA), 5.05%, 09/01/67	700	710,243
Series A, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	130	127,712
Series A, Sustainability Bonds, 4.90%, 11/01/50	1,900	1,923,599
Series A, Sustainability Bonds, 4.95%, 11/01/55	1,000	1,008,785
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 11/01/45	1,000	1,037,972
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.20%, 11/01/55	1,500	1,537,278
Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing (continued)
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	$205	$ 202,855
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	910	699,886
Series H, Sustainability Bonds, 2.30%, 10/01/46	680	478,452
Series K, Sustainability Bonds, 4.70%, 10/01/50	570	568,383
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.45%, 11/01/45	240	172,344
Series A, 4.00%, 11/01/48	150	139,796
Series A, (HUD SECT 8), 2.55%, 11/01/50	220	150,495
Series A, 4.10%, 11/01/53	100	90,007
Series D, AMT, 4.25%, 11/01/37	310	310,009
Series A, Sustainability Bonds, (HUD SECT 8), 2.25%, 11/01/36	350	294,168
Series A, Sustainability Bonds, (HUD SECT 8), 2.65%, 11/01/46	350	253,383
Series A, Sustainability Bonds, (HUD SECT 8), 2.70%, 11/01/51	350	242,702
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	900	900,322
Series E, 2.25%, 10/01/40	680	543,872
Newark Housing Authority, RB, M/F Housing
Series A, 5.00%, 12/01/30	1,640	1,642,681
Series A, 4.38%, 12/01/33	2,515	2,515,285
		16,353,943
State — 6.9%
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	1,625	1,696,180
Series B, (AGM), 0.00%, 11/01/27(d)	4,135	3,950,502
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	1,955	2,021,265
4.00%, 06/15/49	1,190	1,102,969
5.00%, 06/15/49	700	714,906
Series A, 5.00%, 06/15/42	4,000	4,086,030
Series EEE, 5.00%, 06/15/48	735	751,454
New Jersey Economic Development Authority, Refunding RB
Sub-Series A, 5.00%, 07/01/33	125	126,781
Sub-Series A, 4.00%, 07/01/34	705	706,289
New Jersey Educational Facilities Authority, RB, Series A, 5.25%, 09/01/53	1,555	1,623,429
State of New Jersey, GO
2.00%, 06/01/37	3,925	3,141,539
5.00%, 06/01/38	2,000	2,131,455
		22,052,799
Tobacco — 2.1%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,750	1,734,064
Sub-Series B, 5.00%, 06/01/46	4,000	3,881,905
Series A, AMT, Intermediate Lien, 5.25%, 06/01/46	1,000	1,001,070
		6,617,039
Transportation — 28.3%
New Jersey Economic Development Authority, ARB, AMT, 6.38%, 01/01/35(b)	725	762,136
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	3,700	3,892,369
Schedule of Investments

Schedule of Investments (continued)
May 31, 2026
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New Jersey Economic Development Authority, RB (continued)
Class A, 5.00%, 11/01/52	$1,000	$ 1,022,735
AMT, (AGM), 5.13%, 01/01/39	1,000	1,014,509
AMT, (AGM), 5.13%, 07/01/42	1,000	1,006,785
AMT, 5.38%, 01/01/43	905	906,001
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	3,000	3,003,927
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	210	224,470
5.25%, 06/15/46	105	111,114
3.00%, 06/15/50	1,750	1,302,724
Series A, 5.00%, 06/15/30	1,250	1,251,618
Series A, 0.00%, 12/15/32(d)	10,000	8,062,796
Series AA, 4.00%, 06/15/36	1,435	1,453,927
Series AA, 4.00%, 06/15/45	1,695	1,618,271
Series AA, 5.00%, 06/15/45	3,500	3,588,317
Series AA, 3.00%, 06/15/50	2,045	1,522,326
Series AA, 5.25%, 06/15/50	1,430	1,511,944
Series AA, 5.00%, 06/15/55	1,500	1,539,745
Series BB, 4.00%, 06/15/44	2,335	2,265,213
Series BB, 4.00%, 06/15/50	1,000	918,160
Series BB, 5.25%, 06/15/50	5,125	5,380,339
Series CC, 5.25%, 06/15/55	6,800	7,123,034
Series S, 5.00%, 06/15/33	550	576,274
Series S, Class BB, 5.00%, 06/15/36	1,250	1,357,313
Series S, Class BB, 4.00%, 06/15/37	700	706,274
New Jersey Transportation Trust Fund Authority, RB, CAB(d)
Series A, 0.00%, 12/15/35	8,900	6,354,732
Series A, 0.00%, 12/15/38	10,000	6,210,479
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/31	2,730	2,733,425
Series A, 4.00%, 06/15/36	1,700	1,724,675
Series A, 5.25%, 06/15/41	1,000	1,096,378
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	1,000	1,002,641
Series A, 5.25%, 01/01/50	5,000	5,377,757
Series A, 4.00%, 01/01/51	960	910,171
Series B, 5.25%, 01/01/52	4,905	5,164,401
New Jersey Turnpike Authority, Refunding RB
Series A, 4.00%, 01/01/39	1,000	1,015,788
Series C, 5.00%, 01/01/45	1,500	1,604,805
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	2,380	2,405,135
South Jersey Transportation Authority, RB
5.25%, 11/01/52	2,000	2,072,990
(BAM), 5.25%, 11/01/52	300	312,301
		90,107,999
Utilities — 0.1%
New Jersey Infrastructure Bank, RB, Sustainability Bonds, 2.00%, 09/01/43	240	163,190
Total Municipal Bonds in New Jersey		265,410,468
Security	Par (000)	Value
New York — 4.3%
County/City/Special District/School District — 0.3%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series E, Subordinate, 5.00%, 11/01/53	$935	$ 961,640
State — 0.7%
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/50	2,140	2,228,584
Transportation — 3.3%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	1,000	1,001,608
AMT, 5.00%, 11/01/30	1,000	1,060,687
AMT, 5.00%, 11/01/33	495	522,095
Series 218, AMT, 5.00%, 11/01/32	1,495	1,580,096
Series 221, AMT, 4.00%, 07/15/45	525	497,597
Series 221, AMT, 4.00%, 07/15/50	1,335	1,198,584
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/52	1,915	1,948,972
Series 223, AMT, 4.00%, 07/15/41	725	711,043
Series 223, AMT, 4.00%, 07/15/46	1,755	1,642,959
Series 238, AMT, 5.00%, 07/15/39	330	355,818
		10,519,459
Total Municipal Bonds in New York		13,709,683
Pennsylvania — 0.4%
Transportation — 0.4%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,130	1,145,572
Puerto Rico — 3.6%
State — 3.6%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,043	1,129,565
Commonwealth of Puerto Rico, Notes, 0.00%, 11/01/51(a)	2,214	711,248
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	1,830	1,804,799
Series B-2, Restructured, 4.33%, 07/01/40	5,000	4,983,736
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	7,114	2,583,776
Series B-1, Restructured, 0.00%, 07/01/46	567	206,964
Total Municipal Bonds in Puerto Rico		11,420,088
Wisconsin — 0.7%
Education — 0.1%
Public Finance Authority, RB, 5.00%, 07/01/55(b)	215	197,534
Transportation — 0.6%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	1,000	1,035,024
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,036,703
		2,071,727
Total Municipal Bonds in Wisconsin		2,269,261
Total Municipal Bonds — 92.5% (Cost: $292,813,129)		294,595,096

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2026
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(e)
New Jersey — 3.3%
Education — 2.5%
New Jersey Educational Facilities Authority, RB, Series B, 5.25%, 03/01/54	$7,500	$ 7,994,863
Housing — 0.8%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Sustainability Bonds, Series M, 5.05%, 10/01/45	2,219	2,285,708
Total Municipal Bonds in New Jersey		10,280,571
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.3% (Cost: $10,335,611)		10,280,571

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(g)	5,256	10,512
Total Warrants — 0.0% (Cost: $ — )		10,512
Total Long-Term Investments — 95.8% (Cost: $303,148,740)		304,886,179
Short-Term Securities
Money Market Funds — 5.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.53%(h)(i)	18,254,160	18,255,985
Total Short-Term Securities — 5.7% (Cost: $18,255,928)		18,255,985
Total Investments — 101.5% (Cost: $321,404,668)		323,142,164
Other Assets Less Liabilities — 0.8%		2,638,076
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.3)%		(7,332,019)
Net Assets — 100.0%		$ 318,448,221

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Non-income producing security.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 5,686,971	$ 12,569,014 (a)	$ —	$ —	$ —	$ 18,255,985	18,254,160	$ 317,877	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (continued)
May 31, 2026
BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 294,595,096	$ —	$ 294,595,096
Municipal Bonds Transferred to Tender Option Bond Trusts	—	10,280,571	—	10,280,571
Warrants	—	—	10,512	10,512
Short-Term Securities
Money Market Funds	18,255,985	—	—	18,255,985
	$18,255,985	$304,875,667	$10,512	$323,142,164
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $7,288,894 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
May 31, 2026
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.2%
Transportation — 0.2%
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	$710	$ 397,600
Pennsylvania — 87.4%
Corporate — 2.8%
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	1,240	1,267,129
Pennsylvania Economic Development Financing Authority, RB
6.88%, 09/01/47(b)	2,545	2,749,088
Class A, AMT, 4.00%, 06/01/41(a)	2,000	2,001,561
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	430	430,451
Series C, 5.25%, 12/01/37(a)	755	755,787
AMT, 5.50%, 11/01/44	1,355	1,355,843
		8,559,859
County/City/Special District/School District — 11.8%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,405	1,415,457
5.00%, 05/01/42	1,940	2,017,773
6.00%, 05/01/42	2,500	2,758,800
Series A, 5.25%, 05/01/42	1,000	1,034,457
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	1,085	1,036,960
5.00%, 03/01/38	285	286,964
5.13%, 03/01/48	628	628,476
4.75%, 03/01/50	2,675	2,427,965
City of Philadelphia Pennsylvania, GO
Series A, 5.00%, 08/01/35	2,000	2,292,119
Series A, 5.25%, 08/01/45	750	825,303
Series B, 5.00%, 02/01/39	1,540	1,613,389
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/41	750	798,281
Coatesville School District, GOL, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,757,232
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,552,324
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	1,375	1,484,617
AMT, 5.50%, 06/30/43	2,500	2,653,955
AMT, 6.00%, 06/30/61	1,945	2,057,530
Redevelopment Authority of The County of Washington, Refunding TA, 5.00%, 07/01/28	310	311,556
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	4,000	4,251,449
Series D, (AGM SAW), 3.00%, 09/01/44	4,640	3,836,886
Seneca Valley School District, GOL, (SAW), 5.00%, 03/01/50	700	731,644
		35,773,137
Education — 17.5%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	600	572,961
5.00%, 10/01/49	795	678,137
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	4,000	3,537,347
Security	Par (000)	Value
Education (continued)
Cumberland County Municipal Authority, Refunding RB, 5.00%, 05/01/56	$2,000	$ 2,045,959
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 11/01/54	1,735	1,665,296
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	2,000	2,007,641
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 08/01/49	1,000	1,047,427
Pennsylvania Higher Education Assistance Agency, RB
Series 1, 06/01/53(d)	720	701,956
Series A, 2.63%, 06/01/42	970	853,932
Sub-Series 1C, AMT, 5.00%, 06/01/51	4,370	4,177,946
Series 1C, AMT, Subordinate, 5.50%, 06/01/52	1,515	1,524,265
Series B, AMT, Subordinate, 3.00%, 06/01/47	1,700	1,204,734
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	460,197
Series B, AMT, Subordinate, 5.00%, 06/01/50	755	720,118
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 06/15/55	2,300	2,050,771
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/41	810	817,085
Series A, 5.00%, 11/01/29	1,150	1,195,094
Series A, 5.00%, 11/01/31	205	215,341
Series A, (AGM), 4.00%, 05/01/50	5,000	4,387,408
Pennsylvania State University, RB, 5.25%, 09/01/53	4,010	4,222,928
Pennsylvania State University, Refunding RB, Series A, 5.50%, 09/01/55	5,960	6,450,342
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	265	261,962
5.00%, 06/15/39	590	581,783
4.00%, 12/01/48	8,090	7,475,501
5.00%, 06/15/50	800	731,080
5.25%, 11/01/52	2,145	2,196,156
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	600	601,160
Series A, 5.25%, 06/15/52	625	604,352
		52,988,879
Health — 16.8%
Allegheny County Hospital Development Authority, RB, Series D2, 2.27%, 11/15/47(a)	2,865	2,847,348
Allegheny County Hospital Development Authority, Refunding RB, Series A, 4.00%, 04/01/37	4,300	4,272,482
Chester County Health and Education Facilities Authority, RB, Series A, 4.00%, 09/01/50	2,260	1,993,224
Chester County Health and Education Facilities Authority, Refunding RB
5.25%, 06/01/55	2,250	2,282,204
Series A, 5.25%, 12/01/45	1,500	1,225,049
Cumberland County Municipal Authority, Refunding RB
4.00%, 01/01/36	645	643,225
4.13%, 01/01/38	260	258,370
5.00%, 01/01/38	1,480	1,480,822
Doylestown Hospital Authority, RB, 4.00%, 07/01/45	1,125	1,058,651
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	3,440	3,066,154
Geisinger Authority, Refunding RB, Series A-1, 4.00%, 02/15/47	1,800	1,625,476
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	985	877,104
5.00%, 12/01/49	730	708,076
Schedule of Investments

Schedule of Investments (continued)
May 31, 2026
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/44	$690	$ 706,909
Series A, 5.00%, 05/01/49	615	611,873
Series A, 5.00%, 12/01/55	700	684,438
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	1,170	1,024,170
Series B, (BAM-TCRS), 4.00%, 05/01/52	1,965	1,728,923
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	2,500	2,501,266
5.00%, 12/01/46	850	832,321
Northampton County General Purpose Authority, Refunding RB, Series A1, (AGM), 4.00%, 08/15/43	2,915	2,776,710
Pennsylvania Economic Development Financing Authority, RB, Series A-2, 4.00%, 05/15/53	1,480	1,277,636
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 5.25%, 12/15/51	2,900	3,026,765
Series A, 4.00%, 02/15/52	860	750,789
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	4,265	3,324,016
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/43	2,850	2,779,730
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/49	3,120	2,848,436
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 01/01/27(e)	3,500	3,548,230
		50,760,397
Housing — 11.1%
Pennsylvania Housing Finance Agency, RB, Series A, 08/01/45(d)	3,370	3,375,581
Pennsylvania Housing Finance Agency, RB, M/F Housing, (HUD SECT 8), 3.15%, 01/01/46(a)	1,500	1,503,413
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	2,350	2,462,759
Series 145A, Sustainability Bonds, 4.60%, 10/01/44	2,880	2,891,838
Series 145A, Sustainability Bonds, 6.00%, 10/01/54	2,650	2,859,963
Series 146A, Sustainability Bonds, 4.13%, 10/01/39	1,525	1,528,570
Series 146A, Sustainability Bonds, 4.50%, 10/01/44	2,000	1,993,311
Series 148A, Sustainability Bonds, 4.80%, 10/01/55	3,180	3,180,546
Series 149A, Sustainability Bonds, 5.20%, 04/01/53	1,415	1,442,031
Series 151-A, Sustainability Bonds, 4.95%, 10/01/53	3,300	3,311,575
Series 151-A, Sustainability Bonds, 6.25%, 10/01/55	3,300	3,735,694
Series 152-A, Sustainability Bonds, 4.10%, 10/01/41	700	696,997
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,500	1,575,502
Series 150A, Sustainability Bonds, 5.25%, 10/01/52	2,830	2,886,869
		33,444,649
State — 2.4%
Commonwealth of Pennsylvania, GO
1st Series, Class B, 4.00%, 08/15/43	2,750	2,734,819
1st Series, Class B, 4.25%, 04/01/46	1,980	1,959,456
Series 2020, 2.13%, 05/01/40	2,000	1,565,319
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 3.00%, 12/01/51	1,500	1,089,251
		7,348,845
Security	Par (000)	Value
Tobacco — 0.8%
Commonwealth Financing Authority, RB, 5.00%, 06/01/35	$2,205	$ 2,272,789
Transportation — 18.8%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.25%, 01/01/39	1,120	1,240,176
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/40	1,075	1,057,795
AMT, (AGM), 4.00%, 07/01/46	6,000	5,519,012
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series B, AMT, 5.50%, 07/01/51	750	795,902
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,545	1,566,291
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	6,400	6,402,071
AMT, 5.25%, 06/30/53	3,770	3,811,521
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	6,965	6,270,817
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/46	755	755,000
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,011,307
1st Series, Subordinate, 5.00%, 12/01/40	2,965	3,229,828
Series A, Subordinate, 5.00%, 12/01/37	2,660	2,806,200
Series A, Subordinate, 3.00%, 12/01/42	3,100	2,639,611
Series A, Subordinate, 4.00%, 12/01/44	1,700	1,651,940
Series A, Subordinate, 4.00%, 12/01/49	2,500	2,285,533
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,251,950
Pennsylvania Turnpike Commission, RB, CAB, Series A-3, (BAM-TCRS), 0.00%, 12/01/41(c)	1,820	917,400
Pennsylvania Turnpike Commission, Refunding RB, Series C, 4.00%, 12/01/51	5,000	4,517,149
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	2,000	2,112,046
5.25%, 06/01/52	3,695	3,861,569
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,210,880
		56,913,998
Utilities — 5.4%
Allegheny County Sanitary Authority, Refunding RB, 4.00%, 12/01/49	640	585,532
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series C, (AGM), 5.25%, 09/01/49	2,000	2,124,150
Series C, 5.50%, 06/01/52	3,100	3,276,904
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,760	1,768,676
Philadelphia Gas Works Co., Refunding RB, Series A, (AGM), 5.25%, 08/01/54	4,000	4,185,352
Westmoreland County Municipal Authority, RB, (AGM), 5.00%, 08/15/49	3,000	3,109,223
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,427,438
		16,477,275
Total Municipal Bonds in Pennsylvania		264,539,828

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2026
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico — 1.1%
State — 1.1%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	$1,643	$ 1,778,501
Commonwealth of Puerto Rico, Notes, 0.00%, 11/01/51(a)	2,229	716,066
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, Series A-1, Restructured, 5.00%, 07/01/58	600	591,737
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, CAB, Series B-1, Restructured, 0.00%, 07/01/46(c)	925	337,640
Total Municipal Bonds in Puerto Rico		3,423,944
Wisconsin — 0.7%
Transportation — 0.7%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	1,050	1,086,775
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,036,703
Total Municipal Bonds in Wisconsin		2,123,478
Total Municipal Bonds — 89.4% (Cost: $271,149,636)		270,484,850
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
Pennsylvania — 6.5%
Health — 2.1%
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series 2025, 5.25%, 08/15/50(g)	6,000	6,388,261
Housing — 2.3%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, Series 147 A, 4.70%, 10/01/49(g)	1,840	1,843,974
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Sustainability Bonds, Series 142-A, 5.00%, 10/01/50	4,997	5,029,741
		6,873,715
Utilities — 2.1%
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/54(g)	6,102	6,384,923
Total Municipal Bonds in Pennsylvania		19,646,899
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.5% (Cost: $19,464,229)		19,646,899

Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(h)(i)	5,886	$ 11,772
Total Warrants — 0.0% (Cost: $ — )		11,772
Total Long-Term Investments — 95.9% (Cost: $290,613,865)		290,143,521
Short-Term Securities
Money Market Funds — 8.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.53%(j)(k)	25,730,827	25,733,400
Total Short-Term Securities — 8.5% (Cost: $25,733,399)		25,733,400
Total Investments — 104.4% (Cost: $316,347,264)		315,876,921
Other Assets Less Liabilities — 0.0%		83,645
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.4)%		(13,320,129)
Net Assets — 100.0%		$ 302,640,437

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 1, 2032 to October 1, 2042, is $9,858,109. See
Note 4 of the Notes to Financial Statements for details.

(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 18,089,403	$ 7,643,997 (a)	$ —	$ 29	$ (29)	$ 25,733,400	25,730,827	$ 304,568	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (continued)
May 31, 2026
BlackRock Pennsylvania Municipal Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 270,484,850	$ —	$ 270,484,850
Municipal Bonds Transferred to Tender Option Bond Trusts	—	19,646,899	—	19,646,899
Warrants	—	—	11,772	11,772
Short-Term Securities
Money Market Funds	25,733,400	—	—	25,733,400
	$25,733,400	$290,131,749	$11,772	$315,876,921
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $13,233,845 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
May 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction & Engineering — 0.1%
TimberHp By Go Lab, Inc.(a)	1,943,710	$ 3,673,612
Total Common Stocks — 0.1% (Cost: $3,339)		3,673,612

	Par (000)
Municipal Bonds
Alabama — 8.4%
Black Belt Energy Gas District, RB
Series A, 5.00%, 12/01/34	$7,420	7,835,683
Series A, 5.25%, 01/01/54(b)	31,050	32,947,295
Series A, 5.25%, 05/01/55(b)	7,450	7,741,249
Series C, 5.50%, 10/01/54(b)	25,000	26,997,130
Series E, 5.00%, 07/01/33	7,570	7,978,083
Series F, 5.00%, 12/01/35	6,900	7,327,093
Black Belt Energy Gas District, Refunding RB, Series D, 5.00%, 12/01/55(b)	15,155	16,135,716
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/49	5,485	5,694,288
5.50%, 10/01/53	7,075	7,388,785
Energy Southeast A Cooperative District, RB(b)
Series A-1, 5.50%, 11/01/53	30,150	32,474,490
Series B, 5.25%, 07/01/54	21,885	23,343,230
Series B-1, 5.75%, 04/01/54	36,850	40,393,072
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 01/01/56(b)	6,200	6,336,169
Series B, 5.00%, 01/01/54(b)	31,495	33,360,446
Series B, 5.25%, 03/01/55(b)	4,000	4,149,860
Series E, 5.00%, 10/01/30	20,000	21,416,336
		281,518,925
Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,000	849,579
Arizona — 2.1%
Arizona Industrial Development Authority, RB, 7.10%, 01/01/55(c)	3,095	3,104,333
City of Mesa Arizona Utility System Revenue, RB
5.00%, 07/01/41	7,535	8,203,113
5.00%, 07/01/44	10,000	10,700,765
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,330	3,577,821
Maricopa County & Phoenix Industrial Development Authorities, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 6.25%, 03/01/55	5,760	6,382,459
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(c)	17,415	18,210,930
Salt River Project Agricultural Improvement & Power District, RB
Series A, 5.00%, 01/01/50	4,000	4,147,383
Series A, 5.25%, 01/01/54	10,000	10,582,376
Series B, 5.00%, 01/01/48	6,250	6,569,614
		71,478,794
Security	Par (000)	Value
Arkansas — 0.7%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 7.38%, 07/01/48(c)	$23,000	$ 24,922,351
California — 3.8%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, AMT, 5.25%, 07/01/49	3,115	3,261,675
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(d)	12,395	990,726
California Enterprise Development Authority, RB, 10.00%, 11/15/32(c)	670	656,441
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	16	16,763
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)(c)	42,245	23,657,200
California Municipal Finance Authority, RB(c)
5.38%, 07/01/34	1,000	1,000,585
5.63%, 07/01/44	2,760	2,760,271
California School Finance Authority, RB(c)
Series A, 7.00%, 06/01/54	895	824,140
Series B, 9.00%, 06/01/34	100	101,580
California Statewide Financing Authority, RB, Series D, 0.00%, 06/01/55(c)(d)	10,750	663,926
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.25%, 05/15/47	1,500	1,563,714
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	3,750	3,985,331
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.25%, 11/01/52	5,000	5,321,566
CSCDA Community Improvement Authority, RB, M/F Housing(c)
Sustainability Bonds, 4.00%, 07/01/58	5,880	3,563,456
Series B, Sustainability Bonds, 4.00%, 07/01/58	6,700	3,211,403
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	136,220	13,568,670
Las Virgenes Unified School District, GO, Series B, Election 2022, 5.25%, 08/01/51	5,000	5,369,714
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 5.00%, 08/15/50	11,670	12,103,167
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Class A, AMT, 5.25%, 05/01/49	7,025	7,350,104
Series 2, Class A, AMT, 5.25%, 05/01/42	1,285	1,403,654
Series A, AMT, 5.25%, 05/01/55	2,760	2,868,311
Series A, AMT, 5.50%, 05/01/55	19,000	20,145,071
Southern California Public Power Authority, RB, 11/01/33(e)	6,360	6,777,922
State of California, Refunding GO, 5.00%, 09/01/43	7,080	7,749,451
		128,914,841
Colorado — 2.7%
Arapahoe County School District No. 5 Cherry Creek, GO, (SAW), 5.25%, 12/15/43	5,720	6,405,855
Board of Governors of Colorado State University System, RB, Series C, 5.25%, 03/01/50	1,550	1,635,629
City of Aurora Colorado Water Revenue, RB, 1st Lien, 4.00%, 08/01/54	5,680	5,219,233
Schedule of Investments

Schedule of Investments (continued)
May 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
City of Colorado Springs Colorado Utilities System Revenue, RB
Series A, 5.00%, 11/15/43	$3,550	$ 3,926,803
Series B, 5.00%, 11/15/47	13,000	13,630,261
Colorado Bridge & Tunnel Enterprise, RB, Series A, (AGM), 5.25%, 12/01/50	3,000	3,188,990
Colorado Educational & Cultural Facilities Authority, RB, Series B, Subordinate Lien, 8.50%, 02/01/59(c)	4,990	5,637,063
Colorado Health Facilities Authority, Refunding RB, Series A, 3.00%, 11/15/51	1,395	1,007,064
County of Adams Colorado, COP, 5.25%, 12/01/49	10,065	10,698,420
Denver City & County School District No. 1, GO, Series C, (SAW), 5.50%, 12/01/47	6,990	7,726,445
Douglas County School District No. Re-1 Douglas & Elbert Counties, GO
Series 1, (SAW), 5.00%, 12/15/43	9,980	10,940,882
Series 1, (SAW), 5.00%, 12/15/44	12,000	13,040,256
Flying Horse Metropolitan District No. 3, Refunding GOL, 6.00%, 12/01/49(c)	2,965	2,972,885
Red Barn Metropolitan District, Refunding GOL, Series A, 5.50%, 12/01/55	2,100	2,118,416
University of Colorado, RB, Series A, 5.00%, 06/01/50	3,335	3,495,217
		91,643,419
Connecticut — 0.5%
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	3,045	3,069,401
State of Connecticut Special Tax Revenue, RB, Series A-2, 5.00%, 07/01/44	10,145	11,023,650
Waterbury Housing Authority, RB, M/F Housing, Series A, (HUD SECT 8), 4.50%, 02/01/42	3,690	3,719,108
		17,812,159
Delaware(c) — 0.5%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39	14,830	15,025,326
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	340	343,197
5.63%, 07/01/53	790	796,085
		16,164,608
District of Columbia — 1.6%
District of Columbia Income Tax Revenue, Refunding RB
Series A, 5.00%, 06/01/43	1,750	1,926,946
Series A, 5.25%, 06/01/50	5,000	5,333,691
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(d)	3,645	832,196
District of Columbia Water & Sewer Authority, Refunding RB, Series A, Subordinate Lien, 5.00%, 10/01/40	3,085	3,462,075
District of Columbia, GO, Series A, 5.00%, 08/01/49	10,135	10,625,026
District of Columbia, Refunding GO
Series A, 5.00%, 06/01/44	4,450	4,895,420
Series A, 5.00%, 06/01/45	3,000	3,270,568
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.50%, 10/01/44	2,395	2,652,486
Series A, AMT, 5.50%, 10/01/45	3,000	3,294,726
Security	Par (000)	Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Sustainability Bonds, 5.00%, 07/15/45	$3,945	$ 4,157,779
Sustainability Bonds, 5.00%, 07/15/48	11,570	12,033,736
		52,484,649
Florida — 5.3%
Alta Lakes Community Development District, SAB
3.75%, 05/01/29	340	340,499
4.63%, 05/01/49	1,775	1,660,254
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	100	100,070
5.00%, 11/01/31	500	500,431
Series 2024, 5.00%, 05/01/44(c)	1,370	1,396,099
Brevard County Health Facilities Authority, Refunding RB
4.00%, 11/15/31(c)	580	557,283
5.00%, 07/01/34	4,460	4,976,305
Capital Trust Agency, Inc., RB(c)
4.88%, 06/15/56	12,000	9,558,083
Series A, 5.00%, 06/15/49	5,000	4,573,213
Celebration Pointe Community Development District No. 1, SAB(f)(g)
5.00%, 05/01/34	710	568,000
5.13%, 05/01/45	985	788,000
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(c)	2,745	2,747,858
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.00%, 09/01/43	3,425	3,755,057
Series A, 5.00%, 09/01/44	2,595	2,824,489
Series B, 5.50%, 09/01/48	8,510	9,288,330
City of Jacksonville, Refunding RB
5.00%, 10/01/43	5,000	5,468,918
5.00%, 10/01/49	7,000	7,342,688
County of Lee Florida Airport Revenue, ARB
Series A-1, AMT, 5.25%, 10/01/45	2,300	2,461,761
Series A-1, AMT, 5.25%, 10/01/46	2,000	2,119,956
Series A-1, AMT, 5.25%, 10/01/47	3,375	3,546,196
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/50	2,100	2,173,020
County of Miami-Dade Florida, RB, 0.00%, 10/01/39(d)	15,765	9,344,068
County of Monroe Florida, RB, 5.00%, 04/01/48	5,560	5,821,033
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	1,000	1,018,182
County of Sarasota Florida Utility System Revenue, RB, 5.25%, 10/01/47	14,795	15,783,558
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	1,930	1,932,199
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	860	713,536
Florida Development Finance Corp., RB
Series A, 5.75%, 06/15/29(c)	225	225,207
Series A, 6.00%, 06/15/34(c)	440	440,429
Series A, 5.25%, 08/01/51	2,500	2,616,110
Series C, 5.75%, 12/15/56(c)	4,090	3,066,421
Series A, AMT, 0.00%, 07/15/59(b)(c)(f)(g)	19,225	5,383,000
Florida Development Finance Corp., Refunding RB(c)
Series A, 4.50%, 12/15/56	11,970	7,850,830
AMT, 0.00%, 07/15/32(b)(f)(g)	7,850	2,198,000

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/41	$5,065	$ 5,564,295
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	990	966,975
Harbor Bay Community Development District, SAB, Series A-1, 4.10%, 05/01/48	1,400	1,243,218
Hillsborough County Aviation Authority, ARB, Series B, AMT, 5.50%, 10/01/49	3,005	3,197,366
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	1,610	1,645,308
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	7,255	7,726,341
Lakewood Ranch Stewardship District, SAB
4.40%, 05/01/39	415	418,131
4.88%, 05/01/45	2,215	2,215,171
4.50%, 05/01/49	480	442,138
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	310	322,054
Series A, 6.00%, 05/01/54	550	560,867
Orange County Health Facilities Authority, Refunding RB
Series A, 5.00%, 10/01/45	4,875	5,156,902
Series A, 5.00%, 10/01/47	2,000	2,081,173
Orlando Utilities Commission, RB
Series A, 5.00%, 10/01/48	10,000	10,451,227
Series A, 5.00%, 10/01/50	5,000	5,212,677
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,015	2,580,979
Shadowlawn Community Development District, SAB, 5.50%, 05/01/44	1,430	1,450,530
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(f)(g)	143	54,167
Talavera Community Development District, SAB, 4.50%, 05/01/50	770	698,756
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,502,919
Westside Haines City Community Development District, SAB
5.75%, 05/01/44	1,190	1,237,056
6.00%, 05/01/54	460	469,970
		178,337,303
Georgia — 1.3%
City of Atlanta Georgia Department of Aviation, ARB
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/41	1,700	1,865,800
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/50	6,825	7,103,116
Columbia County Hospital Authority, RB, Series A, (AGM), 5.00%, 04/01/48	3,445	3,573,560
Development Authority for Fulton County, RB, (BAM- TCRS), 4.00%, 07/01/49	4,685	4,302,193
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)(f)(g)	3,355	2,013,000
Main Street Natural Gas, Inc., RB(b)
Series A, 5.00%, 06/01/53	12,500	13,107,052
Security	Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc., RB(b) (continued)
Series D, 5.00%, 05/01/54	$7,725	$ 8,135,693
Metropolitan Atlanta Rapid Transit Authority, RB, Series A, Sustainability Bonds, 5.25%, 07/01/50	3,295	3,535,894
		43,636,308
Hawaii — 0.2%
State of Hawaii Airports System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/44	3,000	3,174,660
State of Hawaii State Highway Fund, RB, Series A, 5.00%, 01/01/43	3,600	3,986,382
		7,161,042
Idaho — 0.7%
Idaho Health Facilities Authority, Refunding RB, Series A, 5.00%, 03/01/42	5,600	6,006,109
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	5,180	5,507,493
Idaho Housing & Finance Association, Refunding RB(c)
8.00%, 03/01/39	525	523,679
6.00%, 03/01/61	4,690	4,737,792
Idaho Housing & Finance Association, Refunding RB, CAB, 0.00%, 03/01/62(c)(d)	12,620	6,556,022
		23,331,095
Illinois — 2.4%
Chicago Midway International Airport, Refunding ARB, Series A, AMT, Senior Lien, (BAM), 5.50%, 01/01/53	3,285	3,422,316
Chicago Midway International Airport, Refunding RB, Series C, AMT, 5.00%, 01/01/38	1,240	1,321,912
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.25%, 01/01/42	1,850	1,989,464
Chicago O’Hare International Airport, Refunding RB, Series C, AMT, 5.25%, 01/01/45	1,000	1,060,542
City of Chicago Illinois Lakeshore East Special Assessment Area, Refunding SAB(c)
2.69%, 12/01/26	267	265,143
2.87%, 12/01/27	221	217,725
Illinois Finance Authority, RB
Series A, Sustainability Bonds, 5.00%, 07/01/43	1,000	1,098,709
Series A, Sustainability Bonds, 5.00%, 07/01/44	1,000	1,089,240
Illinois Housing Development Authority, Refunding RB, Series H-1, 4.00%, 01/01/42	5,275	5,109,109
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	4,595	4,687,536
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	9,250	9,892,573
Series A, 5.25%, 01/01/45	10,000	10,786,948
Metropolitan Water Reclamation District of Greater Chicago, GOL, Series A, 4.00%, 12/01/51	1,500	1,341,693
Regional Transportation Authority, RB, Series A, 5.00%, 06/01/50	5,000	5,155,306
State of Illinois, GO
Series B, 5.25%, 05/01/44	11,920	12,634,362
Series B, 5.25%, 05/01/49	4,000	4,117,004
Series C, 5.00%, 12/01/46	4,850	4,962,574
Series C, 5.50%, 04/01/51	5,200	5,539,171
Schedule of Investments

Schedule of Investments (continued)
May 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued)
Series F, 5.25%, 09/01/48	$2,950	$ 3,039,187
State of Illinois, Refunding GO, 5.00%, 02/01/37	2,400	2,628,460
		80,358,974
Indiana — 1.1%
Indiana Finance Authority, RB, Series A, Sustainability Bonds, 5.00%, 02/01/43	5,000	5,456,498
Indiana Finance Authority, Refunding RB
Series C, 5.00%, 10/01/42	2,650	2,875,772
Series C, 5.00%, 02/01/45	1,375	1,486,717
Series B, Sustainability Bonds, 5.00%, 02/01/44	3,510	3,766,042
Indiana Municipal Power Agency, Refunding RB, Series A, (AGM), 5.00%, 01/01/43	13,025	14,115,978
Indianapolis Local Public Improvement Bond Bank, RB, Series D, 6.00%, 02/01/48	3,150	3,479,147
Indianapolis Local Public Improvement Bond Bank, Refunding ARB, Series B1, 5.25%, 01/01/55	4,000	4,183,818
IPS Multi-School Building Corp., Refunding RB, Sustainability Bonds, (ST INTERCEPT), 5.00%, 07/15/44	1,500	1,593,227
		36,957,199
Iowa — 0.2%
PEFA, Inc., Refunding RB, Series A, 04/01/35(e)	5,800	6,177,742
Kansas — 1.4%
Kansas Development Finance Authority, RB, Series SR, 5.00%, 05/01/41	7,495	8,195,125
Kansas Development Finance Authority, Refunding RB
Series C-1, 5.00%, 09/01/42	6,295	6,717,128
Series C-1, 5.00%, 09/01/46	7,690	8,057,080
State of Kansas Department of Transportation, Refunding RB, Series A, 5.00%, 09/01/44	2,050	2,241,039
University of Kansas Hospital Authority, Refunding RB, 5.25%, 03/01/46	3,000	3,233,649
Wyandotte County Unified School District No. 500 Kansas City, GO, (BAM), 5.00%, 09/01/50	17,090	17,632,968
		46,076,989
Kentucky — 0.1%
Westvaco Corp., RB, 7.67%, 01/15/27(c)	3,100	3,153,113
Louisiana — 0.8%
City of Lafayette Louisiana Utilities Revenue, RB, (AGM), 5.00%, 11/01/44	5,910	6,332,043
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	10,000	10,281,698
State of Louisiana, GO, Series A, 5.00%, 05/01/43	10,000	11,049,128
		27,662,869
Maine — 1.0%
Finance Authority of Maine, RB
Series B, 9.50%, 06/01/32	3,070	2,618,171
Series A, AMT, 8.50%, 06/01/32	3,250	2,771,998
AMT, Sustainability Bonds, 8.50%, 06/01/35(f)(g)	17,702	9,183,235
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(c)	18,500	17,555,085
		32,128,489
Maryland — 1.1%
County of Anne Arundel, GOL
5.00%, 10/01/39	2,140	2,448,581
Security	Par (000)	Value
Maryland (continued)
County of Anne Arundel, GOL (continued)
5.00%, 10/01/46	$1,665	$ 1,804,616
County of Prince George’s Maryland, Refunding GOL, Series A, 5.00%, 08/01/40	4,500	4,956,522
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FNMA), 4.35%, 02/01/44	8,230	8,132,612
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(c)	10,405	10,733,587
Washington Suburban Sanitary Commission, RB, (GTD), 5.00%, 06/01/43	9,270	10,246,216
		38,322,134
Massachusetts — 3.0%
City of Boston, Refunding GO(e)
Series A, 06/01/43	1,570	1,758,790
Series B, 06/01/43	9,020	10,104,638
Commonwealth of Massachusetts, GO
Series C, 5.00%, 06/01/45	9,905	10,724,493
Series I, 5.00%, 12/01/47	1,000	1,061,678
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 05/01/48	6,220	6,511,495
Series D, 5.00%, 10/01/50	10,000	10,426,071
Series D, 5.00%, 10/01/53	10,000	10,328,636
Series E, 5.00%, 11/01/47	4,500	4,718,012
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.00%, 07/01/46	5,560	5,955,114
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	4,874,465
5.00%, 10/01/43	5,000	4,819,422
Massachusetts Development Finance Agency, Refunding RB, 4.13%, 10/01/42(c)	4,225	4,025,847
Massachusetts Port Authority, Refunding ARB, Series C, AMT, 5.00%, 07/01/49	5,000	5,044,708
Massachusetts School Building Authority, RB, Series A, Subordinate, 5.00%, 02/15/50	13,375	14,012,345
Town of Nantucket Massachusetts, Refunding GOL, 4.00%, 03/15/47	1,240	1,215,538
Town of Wakefield Massachusetts, GOL, 5.00%, 08/15/50	5,000	5,298,031
		100,879,283
Michigan — 1.0%
Michigan Finance Authority, RB
4.00%, 02/15/47	7,825	7,037,619
Series A, 6.50%, 06/01/57(c)(f)(g)	4,020	1,929,600
Michigan Finance Authority, Refunding RB
5.00%, 06/01/26(h)	145	145,000
Series A, Class 1, 4.00%, 06/01/49	17,745	15,179,644
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	4,580	4,168,880
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	6,340	6,714,390
		35,175,133
Mississippi — 0.1%
Mississippi Home Corp., RB, Series 2025-06FN, Class PT, 4.55%, 04/01/42	3,960	4,002,454
Missouri — 1.1%
City of St Louis Missouri Airport Revenue, ARB, Series A, (AGM), 5.25%, 07/01/49	17,400	18,351,735

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 04/01/45	$5,000	$ 4,673,655
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/44	5,000	5,080,303
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	7,435	7,547,542
		35,653,235
Nebraska — 0.4%
Omaha Airport Authority, ARB, AMT, (AGM), 5.25%, 12/15/49	4,415	4,607,195
Omaha Public Power District, RB
Series A, 02/01/51(e)	5,585	5,839,904
Series A, 5.25%, 02/01/53	4,000	4,207,081
		14,654,180
Nevada — 1.8%
Clark County School District, Refunding GOL
Series A, (AGM), 5.00%, 06/15/38	5,000	5,655,807
Series B, 5.00%, 06/15/45	10,000	10,632,673
Clark County Water Reclamation District, GOL
5.00%, 07/01/42	12,020	13,127,499
5.00%, 07/01/46	12,335	13,031,131
5.00%, 07/01/47	3,290	3,451,523
Las Vegas Valley Water District, GOL, Series A, 5.00%, 06/01/45	4,230	4,565,973
Las Vegas Valley Water District, Refunding GOL, Series A, 5.00%, 06/01/45	10,000	10,866,494
State of Nevada Department of Business & Industry, RB, Series A, 4.50%, 12/15/29(c)	160	160,023
		61,491,123
New Hampshire — 1.1%
New Hampshire Business Finance Authority, RB, 5.88%, 12/15/33(c)	3,113	3,112,357
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2026, Class 1, 4.25%, 07/20/41	5,507	5,371,519
Series 2, Sustainability Bonds, 4.25%, 07/20/41	12,053	12,044,320
Series 2, Class 3-A, Sustainability Bonds, 0.00%, 10/01/51(b)	11,149	10,908,724
New Hampshire Business Finance Authority, Refunding RB, 3.30%, 04/01/32	8,545	6,261,927
		37,698,847
New Jersey — 2.8%
New Jersey Economic Development Authority, RB, Series B, 5.50%, 11/01/26(c)	95	94,262
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/46	2,435	2,576,799
Series AA, 5.00%, 06/15/41	5,660	6,245,888
Series AA, 5.00%, 06/15/43	2,000	2,177,042
Series AA, 5.00%, 06/15/44	4,000	4,315,151
Series CC, 5.00%, 06/15/41	3,725	4,075,905
Series CC, 5.25%, 06/15/50	17,700	18,626,974
Series CC, 5.25%, 06/15/55	16,320	17,095,282
New Jersey Transportation Trust Fund Authority, Refunding RB
Series AA, 5.25%, 06/15/41	7,250	8,075,848
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB (continued)
Series AA, 5.00%, 06/15/42	$19,520	$ 21,214,641
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/50	5,125	5,512,201
Tobacco Settlement Financing Corp., Refunding RB, Series A, AMT, Intermediate Lien, 5.25%, 06/01/46	5,000	5,005,348
		95,015,341
New York — 9.0%
City of New York, GO
Series A-1, 5.00%, 08/01/42	4,000	4,368,019
Series C, 5.25%, 03/01/49	11,675	12,277,812
Series G-1, 5.25%, 02/01/50	7,470	7,888,808
Empire State Development Corp., RB, Series A, 5.00%, 03/15/43	7,000	7,561,388
Empire State Development Corp., Refunding RB, Series A, Sustainability Bonds, 5.00%, 03/15/55	4,070	4,195,481
New York City Municipal Water Finance Authority, RB
Series BB-1, 5.00%, 06/15/50	3,025	3,103,166
Sub-Series AA-1, 5.25%, 06/15/53	3,825	4,007,104
Sub-Series BB-1, 5.25%, 06/15/54	1,000	1,046,926
Series AA, Class 1, Subordinate, 5.00%, 06/15/51	4,000	4,145,532
New York City Municipal Water Finance Authority, Refunding RB, Series AA2, Subordinate, 5.00%, 06/15/49	3,735	3,894,704
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/37	4,000	4,585,077
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D, 5.00%, 05/01/46	10,295	10,886,979
Series D-1, 5.25%, 11/01/48	13,315	13,958,060
Series F-1, 5.25%, 02/01/53	3,425	3,576,790
Series A, Subordinate, 5.00%, 05/01/43	5,520	5,902,579
Series A-1, Subordinate, 5.00%, 05/01/42	5,000	5,480,030
Series B, Subordinate, 5.00%, 05/01/45	1,500	1,591,323
Series G-1, Subordinate, 5.00%, 05/01/46	2,365	2,494,164
Series G-1, Subordinate, 5.00%, 05/01/52	4,000	4,114,539
Series H-1, Subordinate, 5.00%, 11/01/46	1,250	1,325,465
Series H-1, Subordinate, 5.25%, 11/01/48	8,500	9,021,172
Series H-1, Subordinate, 5.00%, 11/01/50	6,000	6,225,232
Series I-1, Subordinate, 5.00%, 05/01/50	10,000	10,375,387
Series I-1, Subordinate, 5.50%, 05/01/53	10,555	11,300,746
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	1,000	731,051
New York Energy Finance Development Corp., RB, Series B, Subordinate, 5.00%, 05/01/46	1,000	1,050,366
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/46	5,000	4,728,618
Series A, 5.00%, 03/15/47	2,430	2,568,305
Series A, 5.00%, 03/15/48	20,135	21,159,793
Series A, 5.00%, 03/15/50	16,150	16,818,521
Series A, 5.25%, 03/15/52	5,000	5,255,411
Series B, 5.00%, 03/15/54	5,000	5,166,358
Series C, 5.00%, 03/15/44	500	541,829
Series C, 5.25%, 03/15/50	5,000	5,327,108
Series E, 5.00%, 09/15/28(h)	5	5,268
Schedule of Investments

Schedule of Investments (continued)
May 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Thruway Authority, RB, Series A, 5.00%, 03/15/43	$10,000	$ 10,981,688
New York State Thruway Authority, Refunding RB, Series P, 5.00%, 01/01/49	2,000	2,104,684
New York Transportation Development Corp., ARB, AMT, Sustainability Bonds, 6.00%, 06/30/55	8,000	8,491,385
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/43	3,000	3,134,858
AMT, Sustainability Bonds, 5.25%, 06/30/44	4,000	4,150,926
AMT, Sustainability Bonds, 5.38%, 06/30/60	14,010	14,069,247
AMT, Sustainability Bonds, 5.50%, 06/30/60	4,945	5,006,027
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	1,675	1,716,684
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	4,110	4,172,131
Port Authority of New York & New Jersey, Refunding RB, Series 250, 5.00%, 10/15/42	2,025	2,276,443
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/46	1,205	1,286,777
Series A, 5.25%, 11/15/51	6,740	7,157,719
Triborough Bridge & Tunnel Authority, Refunding RB
Series C, 5.25%, 05/15/52	23,785	24,868,331
Series C, Sustainability Bonds, 5.25%, 11/15/40	4,000	4,473,504
		300,569,515
North Carolina — 0.6%
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, Series A, 5.00%, 07/01/45	3,140	3,346,167
City of Greensboro North Carolina Combined Water & Sewer System Revenue, Refunding RB, Series B, 5.00%, 06/01/49	6,290	6,614,626
North Carolina Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	4,820	5,330,498
North Carolina Medical Care Commission, RB
Series A, 5.00%, 10/01/44	375	386,045
Series A, 5.00%, 10/01/49	375	377,855
Series A, 5.13%, 10/01/54	195	196,101
North Carolina Medical Care Commission, Refunding RB, Series A, 5.25%, 01/01/41	2,275	2,258,103
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(c)	135	135,121
		18,644,516
North Dakota — 0.2%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 6.25%, 01/01/55	4,555	5,040,219
Ohio — 1.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/39	1,615	1,591,312
Series B-2, Class 2, 5.00%, 06/01/55	23,100	18,439,741
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(d)	76,535	5,099,343
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/50	4,000	4,229,769
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FNMA), 4.82%, 11/01/43	2,500	2,616,201
Security	Par (000)	Value
Ohio (continued)
JobsOhio Beverage System, Refunding RB
Series A, Senior Lien, 5.00%, 01/01/44	$2,500	$ 2,722,406
Series A, Senior Lien, 5.00%, 01/01/50	8,000	8,386,363
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 7.00%, 03/01/49	1,250	1,453,842
Worthington City School District, GO, Series C, 5.00%, 12/01/48	4,900	5,104,185
		49,643,162
Oklahoma — 1.1%
Oklahoma Capitol Improvement Authority, RB, Series A, 5.25%, 07/01/50	2,185	2,342,519
Oklahoma City Public Property Authority, RB(e)
06/01/32	4,850	5,382,497
06/01/33	5,250	5,894,786
06/01/34	5,725	6,499,795
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(c)	4,905	4,824,827
Oklahoma Turnpike Authority, RB, Series A, 5.00%, 01/01/44	4,500	4,866,457
Oklahoma Water Resources Board, RB
5.25%, 04/01/50	3,000	3,202,197
Series A, 4.13%, 10/01/53	3,730	3,482,926
		36,496,004
Oregon — 1.7%
City of Portland Oregon Sewer System Revenue, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/43	6,000	6,465,265
Series A, 2nd Lien, 5.00%, 10/01/49	18,390	19,397,152
Port of Morrow Oregon, ARB, Series A, 5.15%, 10/01/26(c)	7,860	7,861,113
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	4,000	4,214,047
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	162,932
State of Oregon, GO
Series A, 5.00%, 05/01/48	1,840	1,919,877
Series F, 5.00%, 08/01/48	2,000	2,088,936
University of Oregon, RB, Series A, 5.00%, 04/01/50	10,000	10,250,056
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, (GTD), 5.00%, 06/15/43	3,100	3,411,785
		55,771,163
Pennsylvania — 0.9%
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	1,225,049
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGM), 5.25%, 09/01/54	2,500	2,618,366
Geisinger Authority, Refunding RB, 4.00%, 04/01/50	5,985	5,267,060
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,250	3,252,021
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGM), 5.00%, 11/01/51	6,510	6,642,846
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 6.00%, 10/01/54	6,445	6,955,646

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
School District of Philadelphia, GOL(e)
Series A, (SAW), 09/01/46	$2,000	$ 2,119,216
Series A, (SAW), 09/01/47	1,500	1,579,270
		29,659,474
Puerto Rico — 3.9%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	222,915	10,274,955
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 4.00%, 07/01/37	8,158	8,054,798
Series A-1, Restructured, 4.00%, 07/01/41	1,591	1,514,165
Series A-1, Restructured, 4.00%, 07/01/46	7,867	6,965,366
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	9,280	6,763,066
Commonwealth of Puerto Rico, Notes, 0.00%, 11/01/51(b)(f)(g)	53,227	33,532,911
Puerto Rico Electric Power Authority, RB(f)(g)
Series A-1, 10.00%, 07/01/19	928	705,094
Series A-2, 10.00%, 07/01/19	4,681	3,557,226
Series A-3, 10.00%, 07/01/19	6,867	5,219,068
Series B-3, 10.00%, 07/01/19	6,867	5,219,067
Series C-1, 5.40%, 01/01/18	18,867	13,867,418
Series C-3, 5.40%, 01/01/20	1,908	1,401,996
Series C-4, 5.40%, 07/01/20	1,907	1,401,996
Series D-1, 7.50%, 01/01/20	9,399	7,096,169
Series D-2, 7.50%, 01/01/20	5,000	3,775,000
Series D-4, 7.50%, 07/01/20	7,444	5,620,058
Puerto Rico Electric Power Authority, Refunding RB(b)(f)(g)
Series UU, 0.00%, 07/01/17	1,295	951,825
Series UU, 0.00%, 07/01/18	1,165	856,275
Series UU, 3.95%, 07/01/31	10,285	7,559,475
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	1,790	2,028,558
Series A-2, AMT, 6.50%, 01/01/42	1,170	1,321,019
Series A-2, AMT, 6.75%, 01/01/45	1,790	2,028,558
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, Series A-2, Restructured, 4.78%, 07/01/58	2,500	2,403,529
		132,117,592
Rhode Island — 0.2%
State of Rhode Island, GO, Series A, 5.00%, 05/01/43	4,195	4,612,359
Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/01/52(d)	12,980	1,759,226
		6,371,585
South Carolina — 2.1%
City of Charleston South Carolina Waterworks & Sewer System Revenue, RB
5.00%, 01/01/47	2,500	2,626,551
5.00%, 01/01/49	5,955	6,123,170
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 5.25%, 02/01/52	6,110	6,419,375
County of Dorchester South Carolina, SAB(c)
5.88%, 10/01/40	2,310	2,353,069
6.00%, 10/01/51	6,240	6,296,210
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(b)	12,640	13,537,197
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(b)	5,680	6,121,222
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(c)	$6,915	$ 6,217,707
Series A, 5.25%, 11/01/43	11,525	12,530,235
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.25%, 11/01/42	775	851,879
South Carolina Public Service Authority, Refunding RB, Series B, (AGM), 5.00%, 12/01/54	7,520	7,740,415
		70,817,030
Tennessee — 1.9%
City of Memphis Tennessee Sanitary Sewerage System Revenue, RB
(AGM), 5.00%, 06/01/47	3,825	4,024,968
(AGM), 5.00%, 06/01/48	4,015	4,202,912
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	5,360	5,096,916
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB
5.00%, 07/01/39	1,015	1,126,097
5.00%, 07/01/45	2,750	2,939,803
5.00%, 07/01/50	5,050	5,251,930
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/46	2,250	2,344,466
Series B, AMT, 5.25%, 07/01/51	7,200	7,477,036
Series B, AMT, Subordinate, 5.00%, 07/01/44	1,235	1,265,565
Series A, Subordinate, 5.00%, 07/01/44	5,130	5,321,096
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 11/01/34	2,100	2,234,713
Tennessee Energy Acquisition Corp., Refunding RB, Series A, 5.00%, 12/01/35	11,950	12,683,517
Tennessee Housing Development Agency, RB, S/F Housing, Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	4,170	4,573,126
Tennessee State School Bond Authority, RB, Series A, (ST INTERCEPT), 5.00%, 11/01/47	6,520	6,849,611
		65,391,756
Texas — 11.7%
Arlington Higher Education Finance Corp., RB(c)(f)(g)
7.50%, 04/01/28	210	105,000
7.88%, 11/01/62	5,865	3,519,000
Series A, 5.30%, 04/01/62	4,325	2,162,500
Austin Community College District, GOL, 5.25%, 08/01/53	8,435	8,820,125
Austin Community College District, Refunding GOL, 5.25%, 08/01/50	6,630	6,996,427
Celina Independent School District, GO
Series A, (PSF), 5.25%, 02/15/41	1,800	2,004,533
Series A, (PSF), 5.25%, 02/15/42	1,905	2,105,991
City of Austin Texas Airport System Revenue Refunding RB, AMT, 5.00%, 11/15/41	500	541,703
City of Austin Texas Water & Wastewater System Revenue Refunding RB, 5.00%, 11/15/47	4,500	4,768,175
City of Dallas Housing Finance Corp., Series 2025- 04FN, Class PT, 4.63%, 10/01/43	3,300	3,379,199
City of Dallas Texas, Refunding GOL
Series A, 5.00%, 02/15/40	8,000	8,678,999
Series A, 5.00%, 02/15/41	6,020	6,515,907
Series C, 4.00%, 02/15/44	12,185	11,713,103
Schedule of Investments

Schedule of Investments (continued)
May 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of El Paso Texas Water & Sewer Revenue, Refunding RB
5.00%, 03/01/42	$3,000	$ 3,245,418
5.25%, 03/01/49	17,500	18,367,811
City of Houston Texas Airport System Revenue, Refunding ARB
Series A, AMT, Subordinate Lien, 5.25%, 07/01/41	1,865	2,050,742
Series A, AMT, Subordinate Lien, 5.25%, 07/01/42	3,585	3,913,824
City of Houston Texas, Refunding GOL
Series A, 5.00%, 03/01/38	535	584,670
Series A, 5.25%, 03/01/40	350	384,589
Series A, 5.25%, 03/01/43	570	620,583
City of Marble Falls Texas, SAB(c)
3.38%, 09/01/26	100	99,871
3.88%, 09/01/31	200	194,201
4.13%, 09/01/41	730	675,223
4.38%, 09/01/51	1,000	879,196
City of Midland Texas, Refunding GOL, Series B, 5.00%, 03/01/47	3,220	3,343,241
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/46	5,330	5,703,398
Series A, 5.25%, 02/01/49	15,000	15,891,312
Series C, 5.50%, 02/01/49	1,660	1,792,790
Series D, 5.00%, 02/01/43	8,000	8,687,063
Series E, 5.25%, 02/01/49	5,500	5,843,333
Conroe Independent School District, GO, (PSF), 5.00%, 02/15/45	5,000	5,375,340
County of Williamson Texas, Refunding GO, 5.00%, 02/15/43	1,985	2,156,074
Dallas Fort Worth International Airport, Refunding ARB
5.25%, 11/01/48	18,425	19,655,762
Series A-1, AMT, 5.25%, 11/01/45	8,000	8,465,008
Series A-1, AMT, 5.25%, 11/01/46	15,000	15,741,358
Dallas Independent School District, GO, Series A, (PSF), 5.00%, 02/15/48	3,500	3,691,538
Deer Park Independent School District, GO, (PSF), 5.00%, 08/15/47	5,000	5,199,331
Fort Bend Independent School District, Refunding GO
Series A, (PSF), 5.00%, 08/15/44	945	1,011,942
Series A, (PSF), 5.25%, 08/15/55	5,000	5,287,401
Fredericksburg Independent School District, GO, (PSF), 5.00%, 02/15/47	8,120	8,391,826
Lower Colorado River Authority, Refunding RB
5.25%, 05/15/48	1,890	1,977,840
(AGM), 5.00%, 05/15/49	4,080	4,228,539
Series A, (BAM), 5.25%, 05/15/43	3,450	3,838,616
Midland Independent School District, GO, (PSF), 5.00%, 02/15/47	5,000	5,227,468
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	395	406,646
North Texas Municipal Water District Water System Revenue, Refunding RB, 5.25%, 09/01/51	5,800	6,155,277
North Texas Municipal Water District, RB, 5.25%, 06/01/43	4,500	4,878,664
Northwest Independent School District, GO
(PSF), 5.00%, 02/15/48	5,865	6,052,195
Series A, (PSF), 5.00%, 02/15/48	5,130	5,293,736
Permanent University Fund - University of Texas System, Refunding RB
Series A, 5.00%, 07/01/40	3,700	4,061,975
Security	Par (000)	Value
Texas (continued)
Permanent University Fund - University of Texas System, Refunding RB (continued)
Series A, 5.00%, 07/01/48	$1,750	$ 1,852,660
Plano Independent School District, GO, 5.00%, 02/15/41	5,025	5,411,363
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	15,000	15,479,004
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(c)	16,545	15,105,310
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(c)	20,000	20,001,430
Port of Beaumont Navigation District, Refunding RB, Series A, AMT, 4.00%, 01/01/50(c)	20,670	15,984,316
Pottsboro Independent School District, GO, (PSF), 5.00%, 02/15/47	4,180	4,319,930
San Antonio Housing Trust Public Facility Corp., RB, Series 2024-11FN, Class PT, 4.45%, 04/01/43	3,385	3,377,649
San Antonio Water System, Refunding RB
Series A, Junior Lien, 5.25%, 05/15/48	7,005	7,429,387
Series C, Junior Lien, 5.00%, 05/15/45	3,275	3,526,412
State of Texas, Refunding GO
5.00%, 10/01/43	5,000	5,525,617
5.00%, 10/01/44	5,725	6,285,224
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/49	2,450	2,540,624
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/49	1,000	1,053,131
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series B, (GNMA), 5.25%, 07/01/53	3,760	3,831,011
Texas Transportation Finance Corp., Refunding RB, Series A, Subordinate, 5.25%, 10/01/50	6,000	6,410,095
Texas Water Development Board, RB
5.00%, 08/01/45	2,800	3,016,285
4.00%, 10/15/45	10,000	9,665,315
5.00%, 10/15/47	10,000	10,427,874
		391,927,100
Utah — 0.4%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.25%, 07/01/42	5,430	5,857,594
Series A, AMT, 5.00%, 07/01/46	3,000	3,069,226
Utah Charter School Finance Authority, RB(c)
5.63%, 06/15/26	50	49,985
5.63%, 06/15/54	4,885	4,357,731
		13,334,536
Virginia — 2.5%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	2,765	2,734,782
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(i)	6,638	6,185,555
Cherry Hill Community Development Authority, SAB, 5.15%, 03/01/35(c)	955	956,343
Chesterfield County Economic Development Authority, RB
5.00%, 04/01/43	2,500	2,710,706
5.00%, 04/01/45	6,500	6,931,402
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	5,230	5,589,163
City of Richmond VA Public Utility Revenue, Refunding RB(e)
Series B, 01/15/47	2,750	2,703,095

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
City of Richmond VA Public Utility Revenue, Refunding RB(e) (continued)
Series B, 01/15/51	$3,375	$ 3,555,993
County of Fairfax Virginia Sewer Revenue, RB, Series A, 5.00%, 07/15/46	5,000	5,234,267
Fairfax County Industrial Development Authority, Refunding RB, Series A, 4.00%, 05/15/48	1,780	1,661,116
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	1,425	1,471,211
Lower Magnolia Green Community Development Authority, SAB(c)
5.00%, 03/01/35	2,530	2,530,718
5.00%, 03/01/45	2,780	2,779,848
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	23,305	17,277,213
Virginia Commonwealth University Health System Authority, RB
Series A, 5.25%, 07/01/49	4,800	5,122,416
Series A, 4.00%, 07/01/54	2,500	2,210,441
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	680	681,485
Series E-2, 4.55%, 10/01/49	1,965	1,944,674
Virginia Public Building Authority, RB, Series A, 5.00%, 08/01/45	4,600	4,969,920
Virginia Resources Authority, Refunding RB, Series B, 5.00%, 11/01/50	5,000	5,234,536
Winchester Economic Development Authority, RB, Series A, 5.00%, 08/01/43	1,400	1,511,994
		83,996,878
Washington — 1.8%
City of Seattle WA Drainage & Wastewater Revenue, Refunding RB, 5.25%, 05/01/50	625	667,752
City of Tacoma WA Electric System Revenue, Refunding RB, Series A, 5.00%, 01/01/49	1,740	1,811,917
King County Housing Authority, Refunding RB, 5.38%, 07/01/45	6,000	6,347,541
Pierce County School District No. 10 Tacoma, GO, (GTD), 5.00%, 12/01/48	1,000	1,050,544
Port of Seattle Washington, ARB
Series A, AMT, 4.00%, 05/01/43	5,000	4,810,308
Series B, AMT, Intermediate Lien, 5.25%, 10/01/43	7,615	8,279,675
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	7,995	8,325,476
State of Washington, GO, Series 2024-A, 5.00%, 08/01/43	14,025	15,170,378
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	1,675	1,730,408
Washington State Housing Finance Commission, RB(c)
Series A, 4.00%, 07/01/27	295	292,959
Series A, 5.50%, 01/01/44	920	923,311
Series B2, 3.95%, 07/01/29	6,890	6,890,699
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.08%, 03/01/50(b)	3,528	3,443,100
		59,744,068
Wisconsin — 1.1%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,648,077
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, ARB (continued)
AMT, 4.25%, 07/01/54	$6,310	$ 5,258,315
Public Finance Authority, RB
6.25%, 10/01/31(c)(f)(g)	1,285	128,500
7.00%, 10/01/47(c)(f)(g)	1,285	128,500
Class B, 7.00%, 12/01/30(c)(f)(g)	1,620	1,017,604
Series A, 7.00%, 11/01/46(c)(f)(g)	5,085	1,779,750
AMT, 6.50%, 06/30/60	7,500	8,345,519
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49(c)	8,530	7,323,455
University of Wisconsin Hospitals & Clinics, RB, Series A, Sustainability Bonds, 5.00%, 04/01/49	1,630	1,670,471
Wisconsin Health & Educational Facilities Authority, RB
5.25%, 08/15/50	5,000	5,181,255
Series A, 5.75%, 08/15/59	1,575	1,623,169
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/44	1,700	1,777,659
		35,882,274
Total Municipal Bonds — 87.8% (Cost: $2,979,599,301)		2,949,069,050
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
California — 0.8%
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.25%, 05/15/50	10,000	10,525,682
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/53	17,420	17,665,781
		28,191,463
Colorado — 0.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48(k)	19,910	19,963,128
Florida — 2.0%
County of Miami-Dade Florida Transit System, RB
5.00%, 07/01/48	13,815	14,400,237
5.00%, 07/01/50	15,000	15,511,406
5.00%, 07/01/51	10,000	10,299,561
School District of Broward County, GO, 5.00%, 07/01/51(k)	26,045	26,797,233
		67,008,437
Georgia — 0.3%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	10,000	10,121,853
Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/48(k)	10,000	10,037,746
Illinois — 0.3%
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/33	10,000	11,050,394
Kansas — 0.8%
Kansas Development Finance Authority, Refunding RB, Series C-1, 5.00%, 09/01/50(b)(k)	26,825	27,711,474
Schedule of Investments

Schedule of Investments (continued)
May 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kentucky — 0.4%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	$11,995	$ 12,447,402
Massachusetts — 0.6%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/53	10,000	10,372,473
Commonwealth of Massachusetts, GOL, Series C, 5.00%, 10/01/48	9,500	9,967,959
		20,340,432
Nebraska — 0.9%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	28,050	29,845,043
Nevada — 0.3%
Las Vegas Valley Water District, GOL, Series A, 5.25%, 06/01/50	10,000	10,689,666
New York — 1.9%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	12,000	12,402,108
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.00%, 01/15/52	40,000	40,709,607
Triborough Bridge & Tunnel Authority, Refunding RB, Series A-1, 5.00%, 05/15/51	9,070	9,269,740
		62,381,455
Pennsylvania — 0.3%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, 5.00%, 07/01/51(k)	10,000	10,077,603
Texas — 0.9%
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/52	10,000	10,200,886
Texas Water Development Board, RB, Series A, 5.00%, 10/15/44	16,930	18,144,777
		28,345,663
Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48(k)	10,000	10,106,472
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.7% (Cost: $351,370,579)		358,318,231

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(a)(g)	351,882	703,764
Total Warrants — 0.0% (Cost: $ — )		703,764
Total Long-Term Investments — 98.6% (Cost: $3,330,973,219)		3,311,764,657
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.53%(l)(m)	53,489,569	$ 53,494,917

	Par (000)
	U.S. Treasury Obligations — 7.4%
U.S. Treasury Bills, 3.65%, 06/16/26(n)	$250,000	249,621,275
	Total Short-Term Securities — 9.0% (Cost: $303,120,405)	303,116,192
	Total Investments — 107.6% (Cost: $3,634,093,624)	3,614,880,849
	Liabilities in Excess of Other Assets — (0.5)%	(16,471,665)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.1)%	(239,815,972)
	Net Assets — 100.0%	$ 3,358,593,212

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2027 to March 1, 2031, is $75,563,707. See
Note 4 of the Notes to Financial Statements for details.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2026
BlackRock Strategic Municipal Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 27,152,306	$ 26,342,611 (a)	$ —	$ —	$ —	$ 53,494,917	53,489,569	$ 2,688,776	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 3,673,612	$ 3,673,612
Municipal Bonds	—	2,949,069,050	—	2,949,069,050
Municipal Bonds Transferred to Tender Option Bond Trusts	—	358,318,231	—	358,318,231
Warrants	—	—	703,764	703,764
Short-Term Securities
Money Market Funds	53,494,917	—	—	53,494,917
U.S. Treasury Obligations	—	249,621,275	—	249,621,275
	$53,494,917	$3,557,008,556	$4,377,376	$3,614,880,849
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $237,914,965 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
May 31, 2026

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 2,385,781,330	$ 304,886,179	$ 290,143,521	$ 3,561,385,932
Investments, at value — affiliated(b)	62,484,842	18,255,985	25,733,400	53,494,917
Cash	—	—	—	221,217
Receivables:
Investments sold	5,316,100	1,174,254	280,000	501,468
Capital shares sold	4,068,485	501,768	336,877	4,032,745
Dividends — affiliated	173,977	34,428	42,169	314,618
Interest — unaffiliated	26,306,155	4,530,136	4,308,051	48,265,559
Prepaid expenses	75,307	66,744	68,182	145,604
Total assets	2,484,206,196	329,449,494	320,912,200	3,668,362,060
LIABILITIES
Bank overdraft	959,950	—	—	—
Payables:
Investments purchased	25,285,515	2,535,222	4,070,747	57,439,263
Accounting services fees	85,038	22,576	23,196	115,940
Capital shares redeemed	7,614,990	640,208	309,063	7,912,327
Custodian fees	9,011	1,046	1,183	11,594
Income dividend distributions	1,412,642	231,701	314,552	1,824,972
Interest expense and fees	—	43,125	86,284	1,901,007
Investment advisory fees	726,767	87,826	84,213	1,337,988
Trustees’ and Officer’s fees	5,753	929	980	177,884
Other accrued expenses	10,194	10,193	9,856	11,825
Professional fees	57,925	52,020	51,861	66,806
Service and distribution fees	144,727	29,168	22,707	139,793
Transfer agent fees	377,686	58,365	63,276	914,484
Total liabilities	36,690,198	3,712,379	5,037,918	71,853,883
OTHER LIABILITIES
TOB Trust Certificates	—	7,288,894	13,233,845	237,914,965
Total liabilities	36,690,198	11,001,273	18,271,763	309,768,848
Commitments and contingent liabilities
NET ASSETS	$ 2,447,515,998	$ 318,448,221	$ 302,640,437	$ 3,358,593,212
NET ASSETS CONSIST OF
Paid-in capital	$ 2,696,233,026	$ 339,456,259	$ 360,158,574	$ 4,621,455,632
Accumulated loss	(248,717,028)	(21,008,038)	(57,518,137)	(1,262,862,420)
NET ASSETS	$ 2,447,515,998	$ 318,448,221	$ 302,640,437	$ 3,358,593,212
(a) Investments, at cost—unaffiliated	$2,403,798,134	$303,148,740	$290,613,865	$3,580,598,948
(b) Investments, at cost—affiliated	$62,821,816	$18,255,928	$25,733,399	$53,494,676

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
May 31, 2026

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
NET ASSET VALUE
Institutional
Net assets	$ 1,728,260,257	$ 190,559,949	$ 197,396,506	$ 2,776,632,776
Shares outstanding	145,109,662	18,589,779	20,044,339	266,884,143
Net asset value	$ 11.91	$ 10.25	$ 9.85	$ 10.40
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	$0.10	$0.10	$0.10	$0.10
Service
Net assets	N/A	$ 4,871,799	$ 966,836	N/A
Shares outstanding	N/A	475,241	98,064	N/A
Net asset value	N/A	$ 10.25	$ 9.86	N/A
Shares authorized	N/A	Unlimited	Unlimited	N/A
Par value	N/A	$0.10	$0.10	N/A
Investor A
Net assets	$ 561,374,697	$ 102,794,967	$ 89,765,801	$ 495,717,939
Shares outstanding	47,174,709	10,019,543	9,104,521	47,669,532
Net asset value	$ 11.90	$ 10.26	$ 9.86	$ 10.40
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	$0.10	$0.10	$0.10	$0.10
Investor A1
Net assets	$ 58,315,948	$ 10,326,348	$ 4,107,714	$ 12,065,818
Shares outstanding	4,895,495	1,006,174	416,447	1,159,919
Net asset value	$ 11.91	$ 10.26	$ 9.86	$ 10.40
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	$0.10	$0.10	$0.10	$0.10
Investor C
Net assets	$ 19,391,620	$ 6,144,375	$ 3,234,396	$ 20,327,652
Shares outstanding	1,628,012	599,555	328,113	1,953,749
Net asset value	$ 11.91	$ 10.25	$ 9.86	$ 10.40
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	$0.10	$0.10	$0.10	$0.10
Class K
Net assets	$ 80,173,476	$ 3,750,783	$ 7,169,184	$ 53,849,027
Shares outstanding	6,729,957	366,011	728,078	5,176,020
Net asset value	$ 11.91	$ 10.25	$ 9.85	$ 10.40
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	$0.10	$0.10	$0.10	$0.10
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended May 31, 2026

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
INVESTMENT INCOME
Dividends — affiliated	$2,215,482	$317,877	$304,568	$2,688,776
Interest — unaffiliated	98,545,412	12,599,985	15,519,080	165,509,495
Total investment income	100,760,894	12,917,862	15,823,648	168,198,271
EXPENSES
Investment advisory	8,731,592	1,531,134	1,634,717	18,013,507
Service and distribution — class specific	1,698,841	325,521	277,094	1,599,502
Transfer agent — class specific	1,530,095	231,001	327,497	3,127,881
Portfolio investment fees	1,172,258	—	—	3,631,597
Accounting services	251,649	56,092	52,362	292,885
Professional	141,273	88,340	96,912	154,217
Registration	80,086	75,538	74,493	143,473
Trustees and Officer	35,219	5,623	5,924	66,402
Printing and postage	25,920	27,309	27,381	28,493
Custodian	11,542	3,052	3,355	43,995
Miscellaneous	67,324	25,536	26,132	136,368
Total expenses excluding interest expense	13,745,799	2,369,146	2,525,867	27,238,320
Interest expense and fees — unaffiliated(a)	76,696	147,168	432,263	7,047,755
Total expenses	13,822,495	2,516,314	2,958,130	34,286,075
Less:
Fees waived and/or reimbursed by the Manager	(141,050)	(427,989)	(380,145)	(1,822,296)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(386,452)	(85,517)	(182,158)	—
Total expenses after fees waived and/or reimbursed	13,294,993	2,002,808	2,395,827	32,463,779
Net investment income	87,465,901	10,915,054	13,427,821	135,734,492
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,650,872)	(630,980)	(4,466,496)	(56,779,088)
Investments — affiliated	—	—	29	—
Futures contracts	798,515	—	—	—
	(8,852,357)	(630,980)	(4,466,467)	(56,779,088)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	61,126,883	10,218,818	13,802,692	167,266,486
Investments — affiliated	(336,974)	—	(29)	—
Unfunded commitments	(7,615,146)	—	—	(23,806,937)
	53,174,763	10,218,818	13,802,663	143,459,549
Net realized and unrealized gain	44,322,406	9,587,838	9,336,196	86,680,461
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,788,307	$20,502,892	$22,764,017	$222,414,953
(a) Related to TOB Trusts.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock California Municipal Opportunities Fund		BlackRock New Jersey Municipal Bond Fund
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/26	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$87,465,901	$81,226,845	$10,915,054	$10,437,393
Net realized loss	(8,852,357)	(29,500,087)	(630,980)	(1,287,426)
Net change in unrealized appreciation (depreciation)	53,174,763	(12,172,885)	10,218,818	(5,617,684)
Net increase in net assets resulting from operations	131,788,307	39,553,873	20,502,892	3,532,283
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(61,149,204)	(55,382,535)	(6,565,573)	(6,377,267)
Service	—	—	(190,402)	(208,595)
Investor A	(19,273,792)	(18,752,041)	(3,289,063)	(2,972,541)
Investor A1	(2,195,646)	(2,397,289)	(399,402)	(413,221)
Investor C	(663,157)	(917,227)	(183,023)	(238,422)
Class K	(2,908,996)	(2,715,597)	(102,178)	(75,459)
Decrease in net assets resulting from distributions to shareholders	(86,190,795)	(80,164,689)	(10,729,641)	(10,285,505)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	74,131,788	82,757,246	29,904,926	(7,819,971)
NET ASSETS
Total increase (decrease) in net assets	119,729,300	42,146,430	39,678,177	(14,573,193)
Beginning of year	2,327,786,698	2,285,640,268	278,770,044	293,343,237
End of year	$2,447,515,998	$2,327,786,698	$318,448,221	$278,770,044

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock Pennsylvania Municipal Bond Fund		BlackRock Strategic Municipal Opportunities Fund
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/26	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$13,427,821	$11,936,932	$135,734,492	$144,090,876
Net realized loss	(4,466,467)	(2,827,304)	(56,779,088)	(55,145,268)
Net change in unrealized appreciation (depreciation)	13,802,663	(1,699,553)	143,459,549	(44,203,048)
Net increase in net assets resulting from operations	22,764,017	7,410,075	222,414,953	44,742,560
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(7,902,735)	(7,747,727)	(110,035,498)	(112,804,567)
Service	(34,339)	(34,873)	—	—
Investor A	(3,406,213)	(3,362,853)	(19,932,134)	(23,099,835)
Investor A1	(166,469)	(189,551)	(486,409)	(522,580)
Investor C	(101,164)	(145,275)	(735,189)	(1,088,363)
Class K	(272,164)	(301,075)	(2,044,786)	(2,595,340)
Decrease in net assets resulting from distributions to shareholders	(11,883,084)	(11,781,354)	(133,234,016)	(140,110,685)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(28,300,658)	(20,206,533)	(294,999,226)	(263,172,978)
NET ASSETS
Total decrease in net assets	(17,419,725)	(24,577,812)	(205,818,289)	(358,541,103)
Beginning of year	320,060,162	344,637,974	3,564,411,501	3,922,952,604
End of year	$302,640,437	$320,060,162	$3,358,593,212	$3,564,411,501

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund
	Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$11.67	$11.87	$11.74	$12.05	$13.08
Net investment income(a)	0.45	0.42	0.38	0.33	0.25
Net realized and unrealized gain (loss)	0.23	(0.20)	0.13	(0.31)	(1.03)
Net increase (decrease) from investment operations	0.68	0.22	0.51	0.02	(0.78)
Distributions from net investment income(b)	(0.44)	(0.42)	(0.38)	(0.33)	(0.25)
Net asset value, end of year	$11.91	$11.67	$11.87	$11.74	$12.05
Total Return(c)
Based on net asset value	5.90%	1.79%	4.39%(d)	0.23%(d)	(6.06)%
Ratios to Average Net Assets(e)
Total expenses	0.52%(f)	0.48%	0.55%	0.64%	0.49%
Total expenses after fees waived and/or reimbursed	0.49%(f)	0.46%	0.52%	0.60%	0.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(g)	0.44%	0.44%	0.44%	0.44%	0.44%
Net investment income	3.76%	3.52%	3.25%	2.84%	1.95%
Supplemental Data
Net assets, end of year (000)	$1,728,260	$1,613,992	$1,513,123	$1,646,282	$1,907,899
Borrowings outstanding, end of year (000)	$—	$—	$17,660	$83,195	$147,795
Portfolio turnover rate	79%	117%	77%	52%	82%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.47% and 0.44%, respectively.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$11.66	$11.86	$11.73	$12.04	$13.07
Net investment income(a)	0.42	0.39	0.35	0.31	0.22
Net realized and unrealized gain (loss)	0.23	(0.20)	0.13	(0.32)	(1.03)
Net increase (decrease) from investment operations	0.65	0.19	0.48	(0.01)	(0.81)
Distributions from net investment income(b)	(0.41)	(0.39)	(0.35)	(0.30)	(0.22)
Net asset value, end of year	$11.90	$11.66	$11.86	$11.73	$12.04
Total Return(c)
Based on net asset value	5.65%	1.55%	4.13%(d)	(0.02)%(d)	(6.30)%
Ratios to Average Net Assets(e)
Total expenses	0.74%(f)	0.70%	0.77%	0.87%	0.72%
Total expenses after fees waived and/or reimbursed	0.74%(f)	0.70%	0.76%	0.85%	0.71%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(g)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	3.51%	3.27%	3.01%	2.60%	1.69%
Supplemental Data
Net assets, end of year (000)	$561,375	$552,518	$582,866	$661,274	$843,462
Borrowings outstanding, end of year (000)	$—	$—	$17,660	$83,195	$147,795
Portfolio turnover rate	79%	117%	77%	52%	82%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.69% and 0.69%, respectively.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor A1
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$11.68	$11.87	$11.74	$12.05	$13.08
Net investment income(a)	0.43	0.41	0.37	0.32	0.24
Net realized and unrealized gain (loss)	0.23	(0.19)	0.13	(0.31)	(1.03)
Net increase (decrease) from investment operations	0.66	0.22	0.50	0.01	(0.79)
Distributions from net investment income(b)	(0.43)	(0.41)	(0.37)	(0.32)	(0.24)
Net asset value, end of year	$11.91	$11.68	$11.87	$11.74	$12.05
Total Return(c)
Based on net asset value	5.73%	1.79%	4.29%(d)	0.14%(d)	(6.15)%
Ratios to Average Net Assets(e)
Total expenses	0.59%(f)	0.55%	0.62%	0.72%	0.57%
Total expenses after fees waived and/or reimbursed	0.58%(f)	0.54%	0.61%	0.69%	0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(g)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	3.67%	3.43%	3.16%	2.75%	1.85%
Supplemental Data
Net assets, end of year (000)	$58,316	$65,537	$73,407	$78,960	$88,442
Borrowings outstanding, end of year (000)	$—	$—	$17,660	$83,195	$147,795
Portfolio turnover rate	79%	117%	77%	52%	82%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.54% and 0.53%, respectively.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$11.67	$11.87	$11.74	$12.05	$13.08
Net investment income(a)	0.32	0.30	0.26	0.22	0.12
Net realized and unrealized gain (loss)	0.24	(0.20)	0.13	(0.31)	(1.03)
Net increase (decrease) from investment operations	0.56	0.10	0.39	(0.09)	(0.91)
Distributions from net investment income(b)	(0.32)	(0.30)	(0.26)	(0.22)	(0.12)
Net asset value, end of year	$11.91	$11.67	$11.87	$11.74	$12.05
Total Return(c)
Based on net asset value	4.86%	0.78%	3.35%(d)	(0.77)%(d)	(7.00)%
Ratios to Average Net Assets(e)
Total expenses	1.50%(f)	1.47%	1.54%	1.63%	1.48%
Total expenses after fees waived and/or reimbursed	1.50%(f)	1.46%	1.52%	1.60%	1.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(g)	1.44%	1.44%	1.44%	1.44%	1.44%
Net investment income	2.75%	2.50%	2.25%	1.84%	0.93%
Supplemental Data
Net assets, end of year (000)	$19,392	$29,645	$45,817	$62,713	$84,141
Borrowings outstanding, end of year (000)	$—	$—	$17,660	$83,195	$147,795
Portfolio turnover rate	79%	117%	77%	52%	82%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.45% and 1.45%, respectively.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$11.68	$11.87	$11.74	$12.05	$13.08
Net investment income(a)	0.45	0.43	0.39	0.34	0.26
Net realized and unrealized gain (loss)	0.23	(0.20)	0.12	(0.31)	(1.04)
Net increase (decrease) from investment operations	0.68	0.23	0.51	0.03	(0.78)
Distributions from net investment income(b)	(0.45)	(0.42)	(0.38)	(0.34)	(0.25)
Net asset value, end of year	$11.91	$11.68	$11.87	$11.74	$12.05
Total Return(c)
Based on net asset value	5.87%	1.93%	4.44%(d)	0.28%(d)	(6.01)%
Ratios to Average Net Assets(e)
Total expenses	0.45%(f)	0.41%	0.48%	0.58%	0.43%
Total expenses after fees waived and/or reimbursed	0.44%(f)	0.41%	0.47%	0.55%	0.42%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(g)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	3.81%	3.57%	3.30%	2.87%	1.99%
Supplemental Data
Net assets, end of year (000)	$80,173	$66,094	$70,427	$82,913	$111,164
Borrowings outstanding, end of year (000)	$—	$—	$17,660	$83,195	$147,795
Portfolio turnover rate	79%	117%	77%	52%	82%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.39%, respectively.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund
	Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$9.91	$10.13	$10.15	$10.45	$11.59
Net investment income(a)	0.39	0.37	0.37	0.35	0.31
Net realized and unrealized gain (loss)	0.33	(0.22)	(0.02)	(0.30)	(1.15)
Net increase (decrease) from investment operations	0.72	0.15	0.35	0.05	(0.84)
Distributions from net investment income(b)	(0.38)	(0.37)	(0.37)	(0.35)	(0.30)
Net asset value, end of year	$10.25	$9.91	$10.13	$10.15	$10.45
Total Return(c)
Based on net asset value	7.39%	1.41%	3.46%	0.53%	(7.37)%
Ratios to Average Net Assets(d)
Total expenses	0.76%	0.71%	0.73%	0.75%	0.74%
Total expenses after fees waived and/or reimbursed	0.57%	0.52%	0.52%	0.55%	0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	3.82%	3.64%	3.64%	3.44%	2.70%
Supplemental Data
Net assets, end of year (000)	$190,560	$167,033	$174,552	$168,721	$190,069
Borrowings outstanding, end of year (000)	$7,289	$—	$—	$—	$16,739
Portfolio turnover rate	16%	33%	10%	35%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Service
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$9.91	$10.13	$10.15	$10.45	$11.59
Net investment income(a)	0.36	0.35	0.34	0.32	0.27
Net realized and unrealized gain (loss)	0.34	(0.23)	(0.02)	(0.30)	(1.13)
Net increase (decrease) from investment operations	0.70	0.12	0.32	0.02	(0.86)
Distributions from net investment income(b)	(0.36)	(0.34)	(0.34)	(0.32)	(0.28)
Net asset value, end of year	$10.25	$9.91	$10.13	$10.15	$10.45
Total Return(c)
Based on net asset value	7.12%	1.16%	3.20%	0.28%	(7.60)%
Ratios to Average Net Assets(d)
Total expenses	1.06%	0.98%	0.96%	0.99%	0.96%
Total expenses after fees waived and/or reimbursed	0.82%	0.77%	0.77%	0.80%	0.81%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.77%	0.77%	0.77%	0.77%	0.77%
Net investment income	3.57%	3.39%	3.39%	3.19%	2.42%
Supplemental Data
Net assets, end of year (000)	$4,872	$5,929	$6,346	$6,622	$7,293
Borrowings outstanding, end of year (000)	$7,289	$—	$—	$—	$16,739
Portfolio turnover rate	16%	33%	10%	35%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$9.91	$10.14	$10.16	$10.46	$11.60
Net investment income(a)	0.36	0.35	0.35	0.32	0.28
Net realized and unrealized gain (loss)	0.35	(0.24)	(0.03)	(0.30)	(1.14)
Net increase (decrease) from investment operations	0.71	0.11	0.32	0.02	(0.86)
Distributions from net investment income(b)	(0.36)	(0.34)	(0.34)	(0.32)	(0.28)
Net asset value, end of year	$10.26	$9.91	$10.14	$10.16	$10.46
Total Return(c)
Based on net asset value	7.22%	1.06%	3.21%	0.28%	(7.59)%
Ratios to Average Net Assets(d)
Total expenses	0.97%	0.91%	0.92%	0.95%	0.94%
Total expenses after fees waived and/or reimbursed	0.82%	0.76%	0.77%	0.80%	0.81%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.77%	0.76%	0.77%	0.77%	0.77%
Net investment income	3.57%	3.39%	3.40%	3.19%	2.45%
Supplemental Data
Net assets, end of year (000)	$102,795	$85,213	$87,978	$99,046	$112,909
Borrowings outstanding, end of year (000)	$7,289	$—	$—	$—	$16,739
Portfolio turnover rate	16%	33%	10%	35%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor A1
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$9.92	$10.14	$10.17	$10.47	$11.60
Net investment income(a)	0.38	0.36	0.36	0.34	0.29
Net realized and unrealized gain (loss)	0.33	(0.22)	(0.03)	(0.30)	(1.13)
Net increase (decrease) from investment operations	0.71	0.14	0.33	0.04	(0.84)
Distributions from net investment income(b)	(0.37)	(0.36)	(0.36)	(0.34)	(0.29)
Net asset value, end of year	$10.26	$9.92	$10.14	$10.17	$10.47
Total Return(c)
Based on net asset value	7.28%	1.31%	3.26%	0.44%	(7.35)%
Ratios to Average Net Assets(d)
Total expenses	0.82%	0.77%	0.78%	0.80%	0.79%
Total expenses after fees waived and/or reimbursed	0.67%	0.62%	0.62%	0.65%	0.66%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.62%	0.62%	0.62%	0.62%	0.61%
Net investment income	3.72%	3.54%	3.54%	3.34%	2.59%
Supplemental Data
Net assets, end of year (000)	$10,326	$11,226	$12,057	$12,899	$14,636
Borrowings outstanding, end of year (000)	$7,289	$—	$—	$—	$16,739
Portfolio turnover rate	16%	33%	10%	35%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$9.90	$10.13	$10.15	$10.45	$11.59
Net investment income(a)	0.29	0.27	0.27	0.25	0.19
Net realized and unrealized gain (loss)	0.34	(0.23)	(0.03)	(0.30)	(1.14)
Net increase (decrease) from investment operations	0.63	0.04	0.24	(0.05)	(0.95)
Distributions from net investment income(b)	(0.28)	(0.27)	(0.26)	(0.25)	(0.19)
Net asset value, end of year	$10.25	$9.90	$10.13	$10.15	$10.45
Total Return(c)
Based on net asset value	6.43%	0.30%	2.43%	(0.47)%	(8.29)%
Ratios to Average Net Assets(d)
Total expenses	1.74%	1.68%	1.69%	1.71%	1.70%
Total expenses after fees waived and/or reimbursed	1.57%	1.52%	1.52%	1.55%	1.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	1.52%	1.52%	1.52%	1.52%	1.52%
Net investment income	2.82%	2.63%	2.64%	2.44%	1.68%
Supplemental Data
Net assets, end of year (000)	$6,144	$7,306	$10,577	$12,896	$17,672
Borrowings outstanding, end of year (000)	$7,289	$—	$—	$—	$16,739
Portfolio turnover rate	16%	33%	10%	35%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$9.90	$10.13	$10.15	$10.45	$11.59
Net investment income(a)	0.39	0.38	0.38	0.35	0.31
Net realized and unrealized gain (loss)	0.35	(0.24)	(0.03)	(0.30)	(1.14)
Net increase (decrease) from investment operations	0.74	0.14	0.35	0.05	(0.83)
Distributions from net investment income(b)	(0.39)	(0.37)	(0.37)	(0.35)	(0.31)
Net asset value, end of year	$10.25	$9.90	$10.13	$10.15	$10.45
Total Return(c)
Based on net asset value	7.55%	1.35%	3.51%	0.58%	(7.32)%
Ratios to Average Net Assets(d)
Total expenses	0.68%	0.63%	0.64%	0.66%	0.65%
Total expenses after fees waived and/or reimbursed	0.52%	0.47%	0.47%	0.50%	0.51%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	3.86%	3.69%	3.69%	3.49%	2.75%
Supplemental Data
Net assets, end of year (000)	$3,751	$2,063	$1,832	$2,322	$2,513
Borrowings outstanding, end of year (000)	$7,289	$—	$—	$—	$16,739
Portfolio turnover rate	16%	33%	10%	35%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund
	Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$9.52	$9.67	$9.69	$10.18	$11.29
Net investment income(a)	0.42	0.36	0.34	0.30	0.27
Net realized and unrealized gain (loss)	0.29	(0.15)	(0.03)	(0.49)	(1.11)
Net increase (decrease) from investment operations	0.71	0.21	0.31	(0.19)	(0.84)
Distributions from net investment income(b)	(0.38)	(0.36)	(0.33)	(0.30)	(0.27)
Net asset value, end of year	$9.85	$9.52	$9.67	$9.69	$10.18
Total Return(c)
Based on net asset value	7.54%	2.07%	3.32%	(1.82)%	(7.56)%
Ratios to Average Net Assets(d)
Total expenses	0.89%	0.79%	0.77%	0.79%	0.78%
Total expenses after fees waived and/or reimbursed	0.68%	0.58%	0.54%	0.58%	0.59%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income	4.36%	3.66%	3.49%	3.08%	2.47%
Supplemental Data
Net assets, end of year (000)	$197,397	$206,894	$219,584	$240,595	$325,614
Borrowings outstanding, end of year (000)	$13,234	$10,496	$—	$—	$29,938
Portfolio turnover rate	28%	35%	18%	46%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Service
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$9.53	$9.69	$9.70	$10.19	$11.30
Net investment income(a)	0.40	0.34	0.31	0.28	0.24
Net realized and unrealized gain (loss)	0.28	(0.17)	(0.01)	(0.49)	(1.11)
Net increase (decrease) from investment operations	0.68	0.17	0.30	(0.21)	(0.87)
Distributions from net investment income(b)	(0.35)	(0.33)	(0.31)	(0.28)	(0.24)
Net asset value, end of year	$9.86	$9.53	$9.69	$9.70	$10.19
Total Return(c)
Based on net asset value	7.27%	1.72%	3.17%	(2.05)%	(7.79)%
Ratios to Average Net Assets(d)
Total expenses	1.07%	0.98%	0.94%	0.99%	0.98%
Total expenses after fees waived and/or reimbursed	0.93%	0.83%	0.79%	0.82%	0.84%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	4.12%	3.40%	3.24%	2.85%	2.21%
Supplemental Data
Net assets, end of year (000)	$967	$945	$1,061	$1,067	$1,350
Borrowings outstanding, end of year (000)	$13,234	$10,496	$—	$—	$29,938
Portfolio turnover rate	28%	35%	18%	46%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$9.53	$9.69	$9.70	$10.19	$11.30
Net investment income(a)	0.40	0.34	0.31	0.28	0.25
Net realized and unrealized gain (loss)	0.28	(0.17)	(0.01)	(0.49)	(1.11)
Net increase (decrease) from investment operations	0.68	0.17	0.30	(0.21)	(0.86)
Distributions from net investment income(b)	(0.35)	(0.33)	(0.31)	(0.28)	(0.25)
Net asset value, end of year	$9.86	$9.53	$9.69	$9.70	$10.19
Total Return(c)
Based on net asset value	7.28%	1.73%	3.17%	(2.05)%	(7.78)%
Ratios to Average Net Assets(d)
Total expenses	1.04%	0.94%	0.91%	0.93%	0.93%
Total expenses after fees waived and/or reimbursed	0.92%	0.83%	0.78%	0.82%	0.83%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	4.11%	3.41%	3.25%	2.84%	2.23%
Supplemental Data
Net assets, end of year (000)	$89,766	$95,643	$103,050	$117,457	$142,514
Borrowings outstanding, end of year (000)	$13,234	$10,496	$—	$—	$29,938
Portfolio turnover rate	28%	35%	18%	46%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor A1
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$9.53	$9.69	$9.71	$10.20	$11.30
Net investment income(a)	0.41	0.35	0.33	0.29	0.26
Net realized and unrealized gain (loss)	0.29	(0.16)	(0.02)	(0.49)	(1.10)
Net increase (decrease) from investment operations	0.70	0.19	0.31	(0.20)	(0.84)
Distributions from net investment income(b)	(0.37)	(0.35)	(0.33)	(0.29)	(0.26)
Net asset value, end of year	$9.86	$9.53	$9.69	$9.71	$10.20
Total Return(c)
Based on net asset value	7.43%	1.87%	3.22%	(1.91)%	(7.56)%
Ratios to Average Net Assets(d)
Total expenses	0.95%	0.84%	0.81%	0.83%	0.81%
Total expenses after fees waived and/or reimbursed	0.78%	0.68%	0.64%	0.68%	0.69%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	4.23%	3.55%	3.39%	2.99%	2.37%
Supplemental Data
Net assets, end of year (000)	$4,108	$5,024	$5,599	$6,354	$7,651
Borrowings outstanding, end of year (000)	$13,234	$10,496	$—	$—	$29,938
Portfolio turnover rate	28%	35%	18%	46%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$9.53	$9.68	$9.70	$10.19	$11.30
Net investment income(a)	0.32	0.26	0.24	0.20	0.16
Net realized and unrealized gain (loss)	0.29	(0.15)	(0.02)	(0.49)	(1.11)
Net increase (decrease) from investment operations	0.61	0.11	0.22	(0.29)	(0.95)
Distributions from net investment income(b)	(0.28)	(0.26)	(0.24)	(0.20)	(0.16)
Net asset value, end of year	$9.86	$9.53	$9.68	$9.70	$10.19
Total Return(c)
Based on net asset value	6.48%	1.06%	2.29%	(2.79)%	(8.48)%
Ratios to Average Net Assets(d)
Total expenses	1.86%	1.75%	1.71%	1.73%	1.70%
Total expenses after fees waived and/or reimbursed	1.68%	1.58%	1.54%	1.58%	1.59%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	1.54%	1.54%	1.54%	1.54%	1.54%
Net investment income	3.33%	2.64%	2.49%	2.08%	1.47%
Supplemental Data
Net assets, end of year (000)	$3,234	$4,127	$6,941	$10,190	$14,249
Borrowings outstanding, end of year (000)	$13,234	$10,496	$—	$—	$29,938
Portfolio turnover rate	28%	35%	18%	46%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$9.52	$9.67	$9.69	$10.18	$11.29
Net investment income(a)	0.43	0.36	0.34	0.31	0.28
Net realized and unrealized gain (loss)	0.28	(0.15)	(0.02)	(0.49)	(1.11)
Net increase (decrease) from investment operations	0.71	0.21	0.32	(0.18)	(0.83)
Distributions from net investment income(b)	(0.38)	(0.36)	(0.34)	(0.31)	(0.28)
Net asset value, end of year	$9.85	$9.52	$9.67	$9.69	$10.18
Total Return(c)
Based on net asset value	7.60%	2.13%	3.37%	(1.77)%	(7.52)%
Ratios to Average Net Assets(d)
Total expenses	0.76%	0.65%	0.63%	0.65%	0.64%
Total expenses after fees waived and/or reimbursed	0.63%	0.53%	0.49%	0.53%	0.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	4.42%	3.70%	3.54%	3.15%	2.53%
Supplemental Data
Net assets, end of year (000)	$7,169	$7,428	$8,404	$8,347	$7,776
Borrowings outstanding, end of year (000)	$13,234	$10,496	$—	$—	$29,938
Portfolio turnover rate	28%	35%	18%	46%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund
	Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$10.14	$10.41	$10.36	$10.84	$11.95
Net investment income(a)	0.41	0.40	0.35	0.29	0.25
Net realized and unrealized gain (loss)	0.26	(0.28)	0.04	(0.48)	(1.11)
Net increase (decrease) from investment operations	0.67	0.12	0.39	(0.19)	(0.86)
Distributions from net investment income(b)	(0.41)	(0.39)	(0.34)	(0.29)	(0.25)
Net asset value, end of year	$10.40	$10.14	$10.41	$10.36	$10.84
Total Return(c)
Based on net asset value	6.68%	1.07%	3.85%(d)	(1.74)%(d)	(7.34)%
Ratios to Average Net Assets(e)
Total expenses	0.96%(f)	0.79%	0.72%	0.83%	0.67%
Total expenses after fees waived and/or reimbursed	0.91%(f)	0.74%	0.66%	0.77%	0.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(g)	0.60%	0.59%	0.60%	0.59%	0.55%
Net investment income	4.00%	3.78%	3.38%	2.80%	2.10%
Supplemental Data
Net assets, end of year (000)	$2,776,633	$2,887,517	$3,043,763	$3,992,499	$5,736,839
Borrowings outstanding, end of year (000)	$237,915	$289,280	$100,365	$103,390	$745,620
Portfolio turnover rate	31%	66%	70%	51%	106%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.86% and 0.81%, respectively.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$10.13	$10.40	$10.35	$10.83	$11.94
Net investment income(a)	0.39	0.38	0.33	0.27	0.22
Net realized and unrealized gain (loss)	0.27	(0.28)	0.04	(0.48)	(1.11)
Net increase (decrease) from investment operations	0.66	0.10	0.37	(0.21)	(0.89)
Distributions from net investment income(b)	(0.39)	(0.37)	(0.32)	(0.27)	(0.22)
Net asset value, end of year	$10.40	$10.13	$10.40	$10.35	$10.83
Total Return(c)
Based on net asset value	6.57%	0.86%	3.64%(d)	(1.95)%(d)	(7.55)%
Ratios to Average Net Assets(e)
Total expenses	1.17%(f)	0.99%	0.92%	1.04%	0.89%
Total expenses after fees waived and/or reimbursed	1.11%(f)	0.94%	0.87%	0.98%	0.85%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(g)	0.80%	0.79%	0.80%	0.80%	0.77%
Net investment income	3.80%	3.58%	3.18%	2.60%	1.88%
Supplemental Data
Net assets, end of year (000)	$495,718	$578,932	$720,886	$938,420	$1,367,516
Borrowings outstanding, end of year (000)	$237,915	$289,280	$100,365	$103,390	$745,620
Portfolio turnover rate	31%	66%	70%	51%	106%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.06% and 1.00%, respectively.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor A1
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$10.14	$10.41	$10.35	$10.83	$11.94
Net investment income(a)	0.41	0.39	0.34	0.29	0.24
Net realized and unrealized gain (loss)	0.25	(0.28)	0.05	(0.49)	(1.11)
Net increase (decrease) from investment operations	0.66	0.11	0.39	(0.20)	(0.87)
Distributions from net investment income(b)	(0.40)	(0.38)	(0.33)	(0.28)	(0.24)
Net asset value, end of year	$10.40	$10.14	$10.41	$10.35	$10.83
Total Return(c)
Based on net asset value	6.62%	1.00%	3.88%(d)	(1.81)%(d)	(7.42)%
Ratios to Average Net Assets(e)
Total expenses	1.02%(f)	0.85%	0.79%	0.90%	0.74%
Total expenses after fees waived and/or reimbursed	0.97%(f)	0.80%	0.73%	0.84%	0.71%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(g)	0.65%	0.65%	0.66%	0.66%	0.63%
Net investment income	3.95%	3.71%	3.33%	2.75%	2.03%
Supplemental Data
Net assets, end of year (000)	$12,066	$13,268	$15,144	$16,987	$21,176
Borrowings outstanding, end of year (000)	$237,915	$289,280	$100,365	$103,390	$745,620
Portfolio turnover rate	31%	66%	70%	51%	106%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.92% and 0.86%, respectively.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$10.14	$10.41	$10.36	$10.84	$11.95
Net investment income(a)	0.31	0.30	0.25	0.19	0.13
Net realized and unrealized gain (loss)	0.26	(0.28)	0.04	(0.48)	(1.11)
Net increase (decrease) from investment operations	0.57	0.02	0.29	(0.29)	(0.98)
Distributions from net investment income(b)	(0.31)	(0.29)	(0.24)	(0.19)	(0.13)
Net asset value, end of year	$10.40	$10.14	$10.41	$10.36	$10.84
Total Return(c)
Based on net asset value	5.64%	0.09%	2.84%(d)	(2.70)%(d)	(8.25)%
Ratios to Average Net Assets(e)
Total expenses	1.95%(f)	1.77%	1.70%	1.81%	1.65%
Total expenses after fees waived and/or reimbursed	1.90%(f)	1.71%	1.65%	1.75%	1.61%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(g)	1.58%	1.56%	1.58%	1.57%	1.53%
Net investment income	3.01%	2.79%	2.39%	1.82%	1.11%
Supplemental Data
Net assets, end of year (000)	$20,328	$30,285	$49,452	$78,322	$134,639
Borrowings outstanding, end of year (000)	$237,915	$289,280	$100,365	$103,390	$745,620
Portfolio turnover rate	31%	66%	70%	51%	106%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.84% and 1.79%, respectively.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$10.14	$10.41	$10.36	$10.84	$11.95
Net investment income(a)	0.42	0.41	0.35	0.30	0.25
Net realized and unrealized gain (loss)	0.26	(0.28)	0.05	(0.48)	(1.11)
Net increase (decrease) from investment operations	0.68	0.13	0.40	(0.18)	(0.86)
Distributions from net investment income(b)	(0.42)	(0.40)	(0.35)	(0.30)	(0.25)
Net asset value, end of year	$10.40	$10.14	$10.41	$10.36	$10.84
Total Return(c)
Based on net asset value	6.78%	1.16%	3.94%(d)	(1.66)%(d)	(7.28)%
Ratios to Average Net Assets(e)
Total expenses	0.87%(f)	0.70%	0.64%	0.75%	0.60%
Total expenses after fees waived and/or reimbursed	0.82%(f)	0.65%	0.58%	0.70%	0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(g)	0.51%	0.50%	0.51%	0.51%	0.48%
Net investment income	4.10%	3.86%	3.44%	2.88%	2.16%
Supplemental Data
Net assets, end of year (000)	$53,849	$54,409	$93,708	$93,826	$124,194
Borrowings outstanding, end of year (000)	$237,915	$289,280	$100,365	$103,390	$745,620
Portfolio turnover rate	31%	66%	70%	51%	106%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.76% and 0.71%, respectively.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Series Trust (each, a “Trust” or collectively, the “Trusts”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock California Municipal Series Trust	BlackRock California Municipal Opportunities Fund	California Municipal Opportunities	Diversified
BlackRock Multi-State Municipal Series Trust	BlackRock New Jersey Municipal Bond Fund	New Jersey Municipal Bond	Non-diversified
	BlackRock Pennsylvania Municipal Bond Fund	Pennsylvania Municipal Bond	Non-diversified
BlackRock Municipal Series Trust	BlackRock Strategic Municipal Opportunities Fund	Strategic Municipal Opportunities	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A, Investor A1 and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans and, for California Municipal Opportunities only, fee based programs previously approved by the Fund.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor A1 Shares	No(b)	No(c)	None
Investor C Shares	No	Yes(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 4.00% for all Funds other than Strategic Municipal Opportunities, which is subject to a maximum sales charge of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans or, for California Municipal Opportunities only, fee based programs previously approved by the Fund, which are currently the only investors who may invest in Investor A1 Shares.

(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders and, for California
Municipal Opportunities only, fee based programs previously approved by the Fund.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  The California Municipal Opportunities and Strategic Municipal Opportunities Funds capitalize certain transaction costs directly associated with the acquisition or transfer of an investment. The Funds expense any portfolio investment fees associated with unconsummated transactions. Portfolio investment fees that are paid outside of a private investment’s commitment, if any, are typically treated as a Fund expense. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of each Fund (the “Board”), the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
Municipal Bonds Transferred to TOB Trusts: The Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments.  Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense and fees in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense and fees in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense and fees in the Statements of Operations.  Amounts recorded within interest expense and fees in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
California Municipal Opportunities	$ 62,583	$ 10,792	$ 3,321	$ 76,696
New Jersey Municipal Bond	122,271	19,816	5,081	147,168
Pennsylvania Municipal Bond	359,036	49,043	24,184	432,263
Strategic Municipal Opportunities	5,893,328	837,215	317,212	7,047,755
For the year ended May 31, 2026, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
California Municipal Opportunities	$ —	$ —	—%	$ 2,767,123	2.77%
New Jersey Municipal Bond	10,280,571	7,288,894	1.60	5,080,960	2.90
Pennsylvania Municipal Bond	19,646,899	13,233,845	1.60	14,541,466	2.97

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
Strategic Municipal Opportunities	$ 358,318,231	$ 237,914,965	1.57% — 2.85%	$ 238,958,007	2.95%

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at May 31, 2026, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at May 31, 2026.

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trusts, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
First $1 billion	0.38%	0.52%	0.52%	0.55%
$1 billion — $3 billion	0.36	0.49	0.49	0.52
$3 billion — $5 billion	0.34	0.47	0.47	0.50
$5 billion — $10 billion	0.33	0.45	0.45	0.48
Greater than $10 billion	0.32	0.44	0.44	0.47
Service and Distribution Fees:  The Trusts, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing
Notes to Financial Statements

Notes to Financial Statements  (continued)

service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	California Municipal Opportunities		New Jersey Municipal Bond		Pennsylvania Municipal Bond		Strategic Municipal Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	0.25%	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25	N/A	0.25%	N/A
Investor A1	0.10	N/A	0.10	N/A	0.10	N/A	0.10	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended May 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Service	Investor A	Investor A1	Investor C	Total
California Municipal Opportunities	$ —	$ 1,392,283	$ 60,726	$ 245,832	$ 1,698,841
New Jersey Municipal Bond	13,572	234,664	10,924	66,361	325,521
Pennsylvania Municipal Bond	2,374	234,981	4,425	35,314	277,094
Strategic Municipal Opportunities	—	1,337,431	12,560	249,511	1,599,502
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended May 31, 2026, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
California Municipal Opportunities	$ 2,477	$ —	$ 1,985	$ 1,415	$ 118	$ 129	$ 6,124
New Jersey Municipal Bond	358	1,141	784	358	126	55	2,822
Pennsylvania Municipal Bond	364	69	935	419	204	16	2,007
Strategic Municipal Opportunities	4,332	—	2,797	133	455	179	7,896
For the year ended May 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
California Municipal Opportunities	$ 1,236,710	$ —	$ 256,073	$ 22,900	$ 12,887	$ 1,525	$ 1,530,095
New Jersey Municipal Bond	157,776	8,026	54,286	5,765	4,765	383	231,001
Pennsylvania Municipal Bond	279,229	697	38,869	4,392	3,863	447	327,497
Strategic Municipal Opportunities	2,831,564	—	266,900	7,350	19,947	2,120	3,127,881
Other Fees:  For the year ended May 31, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
California Municipal Opportunities	$ 2,736
New Jersey Municipal Bond	1,868
Pennsylvania Municipal Bond	596
Strategic Municipal Opportunities	863
For the year ended May 31, 2026, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
California Municipal Opportunities	$ 73,806	$ 2,727
New Jersey Municipal Bond	2,963	184
Pennsylvania Municipal Bond	103	50
Strategic Municipal Opportunities	18,857	667
Expense Limitations, Waivers, Reimbursements, and Recoupments:  With respect to Strategic Municipal Opportunities, the Manager contractually agreed to waive 0.05% of its investment advisory fees through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of Independent Trustees of BlackRock Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2026, the Manager waived $1,711,351 pursuant to this agreement.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
California Municipal Opportunities	$ 80,168
New Jersey Municipal Bond	14,023
Pennsylvania Municipal Bond	12,582
Strategic Municipal Opportunities	110,945
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2026, the Manager of California Municipal Opportunities waived $35,263 in investment advisory fees pursuant to these arrangements.
With respect to California Municipal Opportunities, New Jersey Municipal Bond and Pennsylvania Municipal Bond, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K
California Municipal Opportunities	0.44%	— %	0.69%	0.54%	1.44%	0.39%
New Jersey Municipal Bond	0.52	0.77	0.77	0.62	1.52	0.47
Pennsylvania Municipal Bond	0.54	0.79	0.79	0.64	1.54	0.49
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, with respect to California Municipal Opportunities, New Jersey Municipal Bond and Pennsylvania Municipal Bond unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended May 31, 2026, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
California Municipal Opportunities	$ 25,619
New Jersey Municipal Bond	413,966
Pennsylvania Municipal Bond	367,563
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended May 31, 2026, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
California Municipal Opportunities	$ 384,414	$ —	$ 850	$ —	$ 489	$ 699	$ 386,452
New Jersey Municipal Bond	70,323	5,312	7,581	472	1,448	381	85,517
Pennsylvania Municipal Bond	176,973	222	243	2,179	2,096	445	182,158
Trustees and Officers:  Certain trustees and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7.
PURCHASES AND SALES
For the year ended May 31, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
California Municipal Opportunities	$ 1,963,931,788	$ 1,726,466,634
New Jersey Municipal Bond	70,412,229	45,058,500
Pennsylvania Municipal Bond	89,560,200	118,357,720
Strategic Municipal Opportunities	1,065,732,061	1,437,304,227
Notes to Financial Statements

Notes to Financial Statements  (continued)

8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of May 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 05/31/26	Year Ended 05/31/25
California Municipal Opportunities
Tax-exempt income	$ 79,543,436	$ 69,374,834
Ordinary income	6,647,359	10,789,855
	$ 86,190,795	$ 80,164,689
New Jersey Municipal Bond
Tax-exempt income	$ 10,722,456	$ 10,277,931
Ordinary income	7,185	7,574
	$ 10,729,641	$ 10,285,505
Pennsylvania Municipal Bond
Tax-exempt income	$ 11,863,164	$ 11,775,407
Ordinary income	19,920	5,947
	$ 11,883,084	$ 11,781,354
Strategic Municipal Opportunities
Tax-exempt income	$ 119,399,832	$ 128,317,342
Ordinary income	13,834,184	11,793,343
	$ 133,234,016	$ 140,110,685
As of May 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
California Municipal Opportunities	$ 7,641,080	$ 85,000	$ (238,008,513)	$ (18,434,595)	$ (248,717,028)
New Jersey Municipal Bond	334,882	—	(23,173,262)	1,830,342	(21,008,038)
Pennsylvania Municipal Bond	2,710,040	—	(59,983,521)	(244,656)	(57,518,137)
Strategic Municipal Opportunities	17,255,044	2,100,000	(1,254,466,879)	(27,750,585)	(1,262,862,420)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums on fixed income securities, the treatment of residual interests in tender option bond trusts, the accrual of income on securities in default and the deferral of compensation to Trustees.

As of May 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Municipal Opportunities	$ 2,466,697,766	$ 37,748,872	$ (56,183,467)	$ (18,434,595)
New Jersey Municipal Bond	314,022,927	8,882,800	(7,052,458)	1,830,342
Pennsylvania Municipal Bond	302,887,734	4,606,426	(4,851,082)	(244,656)
Strategic Municipal Opportunities	3,404,543,787	84,777,419	(112,355,324)	(27,577,905)
9.
BANK BORROWINGS
The Trusts, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended May 31, 2026, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to  shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.
The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of
Notes to Financial Statements

Notes to Financial Statements  (continued)

those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
California Municipal Opportunities
Institutional
Shares sold	49,835,871	$ 588,450,904	47,834,187	$ 571,393,036
Shares issued in reinvestment of distributions	4,537,164	53,788,609	4,021,866	48,171,698
Shares redeemed	(47,521,846)	(559,567,720)	(41,121,204)	(490,042,345)
	6,851,189	$ 82,671,793	10,734,849	$ 129,522,389
Investor A
Shares sold and automatic conversion of shares	10,960,070	$ 129,902,749	8,557,283	$ 102,522,972
Shares issued in reinvestment of distributions	1,511,949	17,906,499	1,451,239	17,372,024
Shares redeemed	(12,667,436)	(149,695,855)	(11,803,212)	(141,241,262)
	(195,417)	$ (1,886,607)	(1,794,690)	$ (21,346,266)

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
California Municipal Opportunities (continued)
Investor A1
Shares sold	210	$ 2,500	35,110	$ 426,580
Shares issued in reinvestment of distributions	113,974	1,350,319	124,427	1,491,033
Shares redeemed	(831,732)	(9,774,032)	(733,016)	(8,768,963)
	(717,548)	$ (8,421,213)	(573,479)	$ (6,851,350)
Investor C
Shares sold	148,066	$ 1,757,695	325,351	$ 3,912,267
Shares issued in reinvestment of distributions	55,280	654,653	75,962	910,927
Shares redeemed and automatic conversion of shares	(1,114,540)	(13,173,293)	(1,723,043)	(20,682,805)
	(911,194)	$ (10,760,945)	(1,321,730)	$ (15,859,611)
Class K
Shares sold	4,148,480	$ 48,778,762	2,752,122	$ 33,070,814
Shares issued in reinvestment of distributions	176,359	2,092,766	136,819	1,639,573
Shares redeemed	(3,255,244)	(38,342,768)	(3,162,152)	(37,418,303)
	1,069,595	$ 12,528,760	(273,211)	$ (2,707,916)
	6,096,625	$ 74,131,788	6,771,739	$ 82,757,246

	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
New Jersey Municipal Bond
Institutional
Shares sold	7,890,944	$ 79,934,700	5,077,855	$ 51,884,608
Shares issued in reinvestment of distributions	545,729	5,538,176	518,098	5,291,913
Shares redeemed	(6,708,608)	(67,712,464)	(5,963,174)	(60,478,595)
	1,728,065	$ 17,760,412	(367,221)	$ (3,302,074)
Service
Shares sold	5,042	$ 51,576	791	$ 7,916
Shares issued in reinvestment of distributions	18,326	185,722	19,636	200,590
Shares redeemed	(146,618)	(1,497,658)	(48,295)	(492,392)
	(123,250)	$ (1,260,360)	(27,868)	$ (283,886)
Investor A
Shares sold and automatic conversion of shares	2,934,527	$ 29,774,072	1,943,884	$ 19,960,585
Shares issued in reinvestment of distributions	283,443	2,879,770	254,219	2,598,998
Shares redeemed	(1,793,437)	(18,188,906)	(2,279,791)	(23,369,109)
	1,424,533	$ 14,464,936	(81,688)	$ (809,526)
Investor A1
Shares sold	4	$ 55	16	$ 177
Shares issued in reinvestment of distributions	25,949	263,529	27,628	282,597
Shares redeemed	(151,701)	(1,540,557)	(84,393)	(863,757)
	(125,748)	$ (1,276,973)	(56,749)	$ (580,983)
Investor C
Shares sold	84,317	$ 859,651	69,089	$ 704,539
Shares issued in reinvestment of distributions	17,770	180,092	22,576	230,818
Shares redeemed and automatic conversion of shares	(240,237)	(2,436,782)	(398,226)	(4,066,462)
	(138,150)	$ (1,397,039)	(306,561)	$ (3,131,105)
Class K
Shares sold	232,729	$ 2,371,610	75,847	$ 777,610
Shares issued in reinvestment of distributions	9,385	95,384	6,749	68,868
Shares redeemed	(84,476)	(853,044)	(55,168)	(558,875)
	157,638	$ 1,613,950	27,428	$ 287,603
	2,923,088	$ 29,904,926	(812,659)	$ (7,819,971)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Pennsylvania Municipal Bond
Institutional
Shares sold	4,256,484	$ 41,411,767	4,459,880	$ 43,501,542
Shares issued in reinvestment of distributions	450,604	4,393,586	381,586	3,753,956
Shares redeemed	(6,402,261)	(62,360,062)	(5,798,655)	(57,006,430)
	(1,695,173)	$ (16,554,709)	(957,189)	$ (9,750,932)
Service
Shares sold	728	$ 7,048	214	$ 2,100
Shares issued in reinvestment of distributions	3,521	34,359	3,532	34,812
Shares redeemed	(5,317)	(50,636)	(14,123)	(139,933)
	(1,068)	$ (9,229)	(10,377)	$ (103,021)
Investor A
Shares sold and automatic conversion of shares	1,185,871	$ 11,512,439	1,139,281	$ 11,087,301
Shares issued in reinvestment of distributions	328,657	3,205,540	321,167	3,164,228
Shares redeemed	(2,448,136)	(23,861,969)	(2,061,666)	(20,442,357)
	(933,608)	$ (9,143,990)	(601,218)	$ (6,190,828)
Investor A1
Shares sold	9	$ 85	36	$ 365
Shares issued in reinvestment of distributions	11,618	113,315	12,618	124,370
Shares redeemed	(122,231)	(1,188,497)	(63,382)	(627,415)
	(110,604)	$ (1,075,097)	(50,728)	$ (502,680)
Investor C
Shares sold	55,593	$ 539,290	32,690	$ 317,227
Shares issued in reinvestment of distributions	10,332	100,691	14,646	144,419
Shares redeemed and automatic conversion of shares	(171,036)	(1,660,506)	(330,919)	(3,257,556)
	(105,111)	$ (1,020,525)	(283,583)	$ (2,795,910)
Class K
Shares sold	202,512	$ 1,978,525	132,695	$ 1,307,776
Shares issued in reinvestment of distributions	28,025	272,960	30,668	301,911
Shares redeemed	(283,120)	(2,748,593)	(251,516)	(2,472,849)
	(52,583)	$ (497,108)	(88,153)	$ (863,162)
	(2,898,147)	$ (28,300,658)	(1,991,248)	$ (20,206,533)

	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Strategic Municipal Opportunities
Institutional
Shares sold	84,769,349	$ 872,908,418	90,882,203	$ 954,312,218
Shares issued in reinvestment of distributions	9,296,484	96,047,694	9,140,497	96,174,236
Shares redeemed	(112,017,513)	(1,152,323,780)	(107,592,239)	(1,126,876,315)
	(17,951,680)	$ (183,367,668)	(7,569,539)	$ (76,389,861)
Investor A
Shares sold and automatic conversion of shares	6,638,726	$ 68,608,229	7,640,062	$ 80,595,970
Shares issued in reinvestment of distributions	1,728,216	17,843,057	1,969,382	20,728,346
Shares redeemed	(17,831,245)	(183,971,387)	(21,759,160)	(229,392,022)
	(9,464,303)	$ (97,520,101)	(12,149,716)	$ (128,067,706)
Investor A1
Shares sold	97	$ 1,014	16,962	$ 178,473
Shares issued in reinvestment of distributions	27,689	286,005	29,156	306,911
Shares redeemed	(176,898)	(1,818,407)	(192,097)	(2,032,220)
	(149,112)	$ (1,531,388)	(145,979)	$ (1,546,836)

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Strategic Municipal Opportunities (continued)
Investor C
Shares sold	140,291	$ 1,446,740	209,618	$ 2,220,057
Shares issued in reinvestment of distributions	70,410	726,851	100,811	1,062,793
Shares redeemed and automatic conversion of shares	(1,244,173)	(12,827,126)	(2,073,210)	(21,885,330)
	(1,033,472)	$ (10,653,535)	(1,762,781)	$ (18,602,480)
Class K
Shares sold	1,630,094	$ 16,830,813	2,167,183	$ 22,621,027
Shares issued in reinvestment of distributions	180,008	1,859,455	199,929	2,106,903
Shares redeemed	(2,001,363)	(20,616,802)	(6,001,949)	(63,294,025)
	(191,261)	$ (1,926,534)	(3,634,837)	$ (38,566,095)
	(28,789,828)	$ (294,999,226)	(25,262,852)	$ (263,172,978)
As of May 31, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K
New Jersey Municipal Bond	18,124
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock California Municipal Opportunities Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund, and BlackRock Strategic Municipal Opportunities Fund and the Boards of Trustees/Directors of BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust, and BlackRock Municipal Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, and BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust (the “Funds”), including the schedules of investments, as of May 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

2026 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as tax-exempt interest dividends for the fiscal year ended May 31, 2026:
Fund Name	Exempt-Interest Dividends
California Municipal Opportunities	$ 80,419,577
New Jersey Municipal Bond	10,755,480
Pennsylvania Municipal Bond	13,531,166
Strategic Municipal Opportunities	125,612,351
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2026:
Fund Name	Federal Obligation Interest
California Municipal Opportunities	$ 3,273,094
Strategic Municipal Opportunities	2,289,979
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2026:
Fund Name	Interest Dividends
California Municipal Opportunities	$ 6,107,359
Strategic Municipal Opportunities	13,234,184
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2026:
Fund Name	Interest- Related Dividends
California Municipal Opportunities	$ 6,107,359
Strategic Municipal Opportunities	13,234,184
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trusts is paid by the Trusts, on behalf of the Funds.
Dividend Policy
Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

2026 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
MT	Mandatory Tender
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation

2026 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Multi-State Municipal Series Trust

Date: July 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Multi-State Municipal Series Trust

Date: July 21, 2026

By:	/s/ Trent Walker

Trent Walker

Chief Financial Officer (principal financial officer) of

BlackRock Multi-State Municipal Series Trust

Date: July 21, 2026